            As filed with the Securities and Exchange Commission on
                                 July 25, 2000
                          ---------------------------

                         Registration No. 333-_______

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                               ----------------

                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                   [_] PRE-EFFECTIVE AMENDMENT NO._________
                      [X] POST-EFFECTIVE AMENDMENT NO. 35
                                                      ------
                       (Check appropriate box or boxes)
                                _______________

                               Fifth Third Funds
              (Exact Name of Registrant as Specified in Charter)

                                1-888-799-5353
                       (Area Code and Telephone Number)

                               3435 Stelzer Road
                              Columbus, OH 43219
                   (Address of Principal Executive Offices)

                                _______________

                            ALAN G. PRIEST, ESQUIRE
                                 Ropes & Gray
                              One Franklin Square
                      1301 K Street, N.W., Suite 800 East
                            Washington, D.C. 20005
                    (Name and address of Agent for Service)

                                _______________

     Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

     It is proposed that this filing will become effective on August 24, 2000 pursuant to Rule 488.

     Title of securities being offered:  Units of beneficial interest.

     An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

                       IMPORTANT SHAREHOLDER INFORMATION

                               Fifth Third Funds
                           Fifth Third Cardinal Fund

     The document you hold in your hands contains your Combined Prospectus/Proxy Statement and proxy card. A proxy card is, in essence, a ballot. When you vote your proxy, you tell us how to vote on your behalf on important issues relating to the Fifth Third Cardinal Fund ("Cardinal Fund"). If you simply sign the proxy without specifying a vote, your shares will be voted in accordance with the recommendations of the Board of Trustees.

     We urge you to spend a few minutes with the Combined Prospectus/Proxy Statement, fill out your proxy card, and return it to us (or vote by telephone or the Internet). Voting your proxy, and doing so promptly, enables Fifth Third Funds to avoid conducting additional mailings.

     Please take a few moments to exercise your right to vote.  Thank you.

     The Combined Prospectus/Proxy Statement constitutes the Proxy Statement of Fifth Third Funds for the meeting of shareholders of the Cardinal Fund. It also constitutes the Prospectus of the Fifth Third Quality Growth Fund ("Quality Growth Fund") which is to issue shares to be distributed to Cardinal Fund shareholders in connection with the proposed reorganization of the Cardinal Fund with and into the Quality Growth Fund. The Trustees of Fifth Third Funds are recommending that shareholders of the Cardinal Fund approve a reorganization in which the Cardinal Fund will transfer all of its assets to the Quality Growth Fund in return for Investment A, Investment C and Institutional shares of the Quality Growth Fund. At the same time, the Quality Growth Fund will assume all of the liabilities of the Cardinal Fund. After the transfer, shares of the Quality Growth Fund will be distributed to the Cardinal Fund's shareholders tax-free in liquidation of the Cardinal Fund. As a result of these transactions, your shares of the Cardinal Fund will, in effect, be exchanged at net asset value and on a tax-free basis for shares of the Quality Growth Fund. Cardinal Fund shareholders holding Investment A, Investment C or Institutional shares, will receive Investment A, Investment C or Institutional shares, respectively, of the Quality Growth Fund.

                               Fifth Third Funds
                           Fifth Third Cardinal Fund
                               3435 Stelzer Road
                             Columbus, Ohio 43219


                                                             August [DATE], 2000
                                                             -------------

To the Shareholders:

     Enclosed you will find several documents being provided to you in connection with a special meeting of the shareholders of the Fifth Third Cardinal Fund ("Cardinal Fund") to be held on October 17, 2000 at 10:00 a.m. at the offices of Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263. We hope this material will receive your immediate attention and that, if you cannot attend the meeting in person, you will vote your proxy promptly.

     The Trustees of Fifth Third Funds are recommending that shareholders of the Cardinal Fund approve a reorganization in which the Cardinal Fund will transfer all of its assets to the Fifth Third Quality Growth Fund ("Quality Growth Fund") in return for Investment A, Investment C and Institutional shares of the Quality Growth Fund. At the same time, the Quality Growth Fund will assume all of the liabilities of the Cardinal Fund. After the transfer, shares of the Quality Growth Fund will be distributed to the Cardinal Fund's shareholders tax-free in liquidation of the Cardinal Fund. As a result of these transactions, your shares of the Cardinal Fund will, in effect, be exchanged at net asset value and on a tax-free basis for shares of the Quality Growth Fund. Cardinal Fund shareholders holding Investment A, Investment C or Institutional shares, will receive Investment A, Investment C or Institutional shares, respectively, of the Quality Growth Fund.

     Fifth Third Bank has advised the Fifth Third Fund's Trustees that it believes that the above-described transaction offers the shareholders of the Cardinal Fund the opportunity to pursue similar investment objectives more effectively and with resulting economies of scale and potentially lower expense ratios over time.

     THE TRUSTEES BELIEVE THAT THE PROPOSED COMBINATION OF THE CARDINAL FUND WITH THE QUALITY GROWTH FUND IS IN THE BEST INTERESTS OF THE CARDINAL FUND AND ITS SHAREHOLDERS AND RECOMMEND THAT YOU VOTE IN FAVOR OF SUCH PROPOSAL.

     The Notice of Special Meeting of Shareholders, the accompanying Combined Prospectus/Proxy Statement, and the form of proxy are enclosed. Please read them carefully. If you are unable to attend the meeting in person, we urge you to sign, date, and return the proxy card (or vote by telephone or the Internet) so that your shares may be voted in accordance with your instructions.

     Since the meeting is less than eight weeks away, we urge you to give the enclosed material your prompt attention so as to avoid the expense of additional mailings.

     Your vote is important to us. Thank you for taking the time to consider this important proposal.

                              Sincerely yours,


                              Jeffrey C. Cusick
                              Vice-President
                              Fifth Third Funds

                               FIFTH THIRD FUNDS
                           Fifth Third Cardinal Fund

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS


To the Shareholders of the Fifth Third Cardinal Fund:

     NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of the Fifth Third Cardinal Fund ("Cardinal Fund"), separate series of Fifth Third Funds, will be held at Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263 on October 17, 2000 at 10:00 a.m. Eastern time, for the following purposes:

     1. To consider and act upon a Plan of Reorganization ("Plan") adopted by Fifth Third Funds providing for the transfer of all of the assets of the Cardinal Fund to the Fifth Third Quality Growth Fund ("Quality Growth Fund") in exchange for Investment A, Investment C, and Institutional shares (collectively, "Shares") of the Quality Growth Fund and the assumption by the Quality Growth Fund of all of the liabilities of the Cardinal Fund, followed by the dissolution and liquidation of the Cardinal Fund, and the distribution of Shares of the Quality Growth Fund to the shareholders of the Cardinal Fund;

     2. To transact such other business as may properly come before the Meeting or any adjournment or adjournments thereof.

     The proposed transaction is described in the attached Combined Prospectus/Proxy Statement. A copy of the Plan is appended as Appendix A thereto.

     Pursuant to instructions of the Board of Trustees of Fifth Third Funds, the close of business on August 18, 2000, has been designated as the record date for determination of shareholders entitled to notice of, and to vote at, the Meeting.

     SHAREHOLDERS ARE REQUESTED TO PROMPTLY VOTE BY TELEPHONE OR THE INTERNET OR TO EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY CARD WHICH IS BEING SOLICITED BY FIFTH THIRD FUNDS' BOARD OF TRUSTEES. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE SPECIAL MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO FIFTH THIRD FUNDS A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE SPECIAL MEETING AND VOTING IN PERSON.

                              By Order of the Trustees



                              Rodney L. Ruehle
                              Secretary
                              Fifth Third Funds
Columbus, Ohio
August [DATE], 2000
-------------

Prospectus/Proxy Statement
August [DATE], 2000
-------------

Fifth Third Funds
3435 Stelzer Road
Columbus, Ohio 43219
Tel. No. 1-888-799-5353

                      COMBINED PROSPECTUS/PROXY STATEMENT

     This Combined Prospectus/Proxy Statement is furnished in connection with the solicitation of proxies from the holders of units of beneficial interest ("Shares") of Fifth Third Cardinal Fund ("Cardinal Fund"), for use at a Special Meeting of Shareholders to approve the reorganization of the Cardinal Fund. The reorganization contemplates the transfer of all the assets and liabilities of the Cardinal Fund to the Fifth Third Quality Growth Fund ("Quality Growth Fund") (collectively with the Cardinal Fund, the "Funds") in exchange for Shares of the Quality Growth Fund, followed by the dissolution and liquidation of the Cardinal Fund, and the distribution of Quality Growth Fund Shares to Shareholders of the Cardinal Fund (the "Transaction"). As a result of the Transaction, each Shareholder of the Cardinal Fund will receive, on a tax-free basis, a number of full and fractional Shares of the Quality Growth Fund equal at the date of the exchange to the value of the net assets of the Cardinal Fund transferred to the
Quality Growth Fund that are attributable to the Shareholder.   Cardinal Fund
Shareholders holding Investment A, Investment C, or Institutional Shares, will receive Investment A, Investment C, or Institutional Shares, respectively, of the Quality Growth Fund.

     Both the Cardinal Fund and the Quality Growth Fund are portfolios ("series") of Fifth Third Funds, which is an open end management investment company consisting of 18 separate funds.

     This Combined Prospectus/Proxy Statement explains concisely what you should know before investing in the Quality Growth Fund. Please read it carefully and keep it for future reference.

     The current Statement of Additional Information of Fifth Third Funds for the Cardinal Fund and the Quality Growth Fund, dated November 30, 1999 (revised February 1, 2000 and June 1, 2000), has been filed with the Securities and Exchange Commission and is incorporated by reference. The prospectuses for the Quality Growth Fund and the Cardinal Fund, dated November 30, 1999 and the Statement of Additional Information (revised February 1, 2000 and June 1, 2000) may be obtained, without charge, by writing Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219 or by calling 1-888-799-5353. In addition, a Statement of Additional Information dated August 23, 2000, relating to the Transaction described in this Combined Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is also incorporated into this Combined Prospectus/Proxy Statement by reference. Such Statement of Additional Information may be obtained, without charge, by writing Fifth Third Funds at the above-listed address or by calling 1-888-799-5353.

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE FUND SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF FIFTH THIRD BANK, ITS AFFILIATES, OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT AGENCY.

                               TABLE OF CONTENTS
                               -----------------

                                                                   Page
                                                                   ----

PROPOSAL (1) APPROVAL OF
PLAN OF REORGANIZATION..........................................

FEE TABLE.......................................................

SYNOPSIS........................................................

RISK FACTORS....................................................

INFORMATION ABOUT THE TRANSACTION...............................

INFORMATION ABOUT THE QUALITY GROWTH FUND AND THE
      CARDINAL FUND.............................................

VOTING INFORMATION..............................................

INTEREST OF CERTAIN PERSONS.....................................

FORM OF PLAN OF REORGANIZATION
APPENDIX A......................................................

                          PROPOSAL (1) -- APPROVAL OF
                          ---------------------------
                            PLAN OF REORGANIZATION
                            ----------------------


     At a meeting held on June 21, 2000, all of the Trustees of Fifth Third Funds unanimously approved a Plan of Reorganization pursuant to which the Cardinal Fund would be merged with and into the Quality Growth Fund on or about October 30, 2000 ("the Exchange Date"). On the Exchange Date, the Cardinal
Fund will transfer all of its assets and liabilities to the Quality Growth Fund in exchange for Shares of the Quality Growth Fund having an aggregate net asset value equal to the aggregate value of the net assets acquired from the Cardinal Fund. The assets and liabilities of the Cardinal Fund and the Quality Growth Fund will be valued as of the close of trading on the New York Stock Exchange on the business day next preceding the Exchange Date. Following the transfer, the Cardinal Fund will be dissolved and Shares of the Quality Growth Fund received by the Cardinal Fund will be distributed to Cardinal Fund Shareholders in liquidation of the Cardinal Fund. As a result of the proposed Transaction, Shareholders of the Cardinal Fund will receive, on a tax-free basis, a number of full and fractional Shares equal in value at the date of the exchange to the value of the net assets of the Cardinal Fund transferred to the Quality Growth Fund attributable to the Shareholder (based on the proportion of the outstanding Shares of the Cardinal Fund owned at the time by the Shareholder). All Cardinal Fund shareholders will receive shares of the Fifth Third Class (Investment A, Investment C, or Institutional) that corresponds to the class of Cardinal Fund Shares that they hold.

     For the reasons set forth below under "Reasons for the Proposed Reorganization," the Board of Trustees of Fifth Third Funds, including Trustees of Fifth Third Funds who are not "interested persons" of Fifth Third Funds as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), unanimously concluded that participation in the proposed Transaction is in the best interests of the Cardinal Fund, the Quality Growth Fund and their respective existing Shareholders. The Trustees have further concluded that the economic interests of Shareholders of the Funds will not be diluted as a result of the proposed Transaction. In reaching this conclusion, the Trustees considered, among other things, the similarity of the investment objectives of the Cardinal Fund and the Quality Growth Fund; the expense ratios of the Cardinal Fund compared to the Quality Growth Fund; the performance of the Quality Growth Fund as compared to the Cardinal Fund; the investment management efficiencies that may be gained; the potential economies of scale which could be realized as a result of the increase in size of the Quality Growth Fund; the qualifications and experience of Fifth Third Bank (the "Advisor"); the recommendation of the Advisor in favor of the Transaction; and the fact that the Transaction will be free of federal income taxes.

                                   FEE TABLE

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund:

                                                Fifth Third                Fifth Third
                                                 Cardinal                 Quality Growth                     Combined
                                                   Fund                        Fund                       Fund Pro Forma
                                      ------------------------------- ---------------------------   ---------------------------
                                       Inv. A    Inv. C     Instit.   Inv. A    Inv. C    Instit.   Inv. A    Inv. C    Instit.
                                      ---------  -------    --------  -------   -------   -------   -------   -------   -------
Shareholder Fees
(fees paid directly from your
investment)
 Maximum Sales Charge (Load)
  Imposed on Purchases (as
  a percentage of offering
  price)                              4.50%      None       None      4.50%     None      None      4.50%     None      None
 Maximum Sales Charge on
  Reinvested Dividends                None       None       None      None      None      None      None      None      None
 Maximum Deferred
  Sales Charge (as a
  percentage of original
  purchase price or
  redemption proceeds, as
  applicable)                         None       1.00%      None      None      1.00%     None      None      1.00%     None
 Redemption Fee                       None       None       None      None      None      None      None      None      None
 Exchange Fee                         None       None       None      None      None      None      None      None      None

Annual Fund Operating Expenses
(expenses that are deducted from
Fund assets)
 Management Fees                      0.60%      0.60%      0.60%     0.80%     0.80%     0.80%     0.80%     0.80%     0.80%
 Distribution/Service (12b-1) Fees    0.25%/1/   1.00%/1/   None      0.25%/1/  1.00%/1/  None      0.25%/1/  1.00%/1/  None
 Other Expenses                       0.26%      0.29%      0.29%     0.24%     0.30%     0.25%     0.23%     0.23%     0.23%
 Total Annual Fund Operating
  Expenses                            1.11%/2/   1.89%/2/   0.89%/2/  1.29%/3/  2.10%/3/  1.05%/3/  1.28%/4/  2.03%/4/  1.03%/4/

/1/ Certain Service Organizations may receive fees from a Fund in amounts up to an annual rate of 0.25% of the daily net asset value of the Fund shares owned by the shareholders with whom the Service Organization has a servicing relationship.

/2/ Other expenses are restated to reflect current fees. The expenses noted above do not reflect any fee waivers or expense reimbursement arrangements that are or were in effect. Total expenses after fee waivers and expense reimbursements for each Class of the Cardinal Fund are: Investment A Shares, 1.04%; Investment C Shares, 1.65%; and Institutional Shares, 0.82%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

/3/ Other expenses are restated to reflect current fees. The expenses noted above do not reflect any fee waivers or expense reimbursement arrangements that are or were in effect. Total expenses after fee waivers and expense reimbursements for each Class of the Quality Growth Fund are: Investment A Shares, 1.21%; Investment C Shares, 1.80%; and Institutional Shares, 1.00%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

/4/ Other expenses are based on estimated amounts for the current fiscal year. Total expenses after fee waivers and expense reimbursements for each Class of the Quality Growth Fund will be as follows: Investment A Shares, 1.25%; Investment C Shares, 2.00%; and Institutional Shares, 1.00%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Fifth Third Cardinal Fund
Fifth Third Quality Growth Fund

Example: Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of each period or no redemption in the case of Investment C Shares. Because these examples are hypothetical and for comparison only, your actual costs may be different.

                                   1 Year  3 Years  5 Years  10 Years
                                   ------  -------  -------  --------
Fifth Third Cardinal Fund
 Investment A Shares.............    $558     $787   $1,034    $1,741
 Investment C Shares
     Assuming Redemption.........    $292     $594   $1,021    $2,212
     Assuming No Redemption......    $192     $594   $1,021    $2,212
 Institutional Shares............    $ 91     $284   $  493    $1,096

Fifth Third Quality Growth Fund
 Investment A Shares.............    $575     $841   $1,126    $1,936
 Investment C Shares
     Assuming Redemption.........    $313     $658   $1,129    $2,431
     Assuming No Redemption......    $213     $658   $1,129    $2,431
 Institutional Shares............    $107     $334   $  579    $1,283

Combined Fund Pro Forma
 Investment A Shares.............    $575     $838   $1,121    $1,926
 Investment C Shares
     Assuming Redemption.........    $306     $637   $1,093    $2,358
     Assuming No Redemption......    $206     $637   $1,093    $2,358
 Institutional Shares............    $105     $328   $  569    $1,259

                            SYNOPSIS OF PROSPECTUS
                            ----------------------

Summary.  The following is a synopsis of certain information relating to the
-------
Transaction and is qualified by reference to the more complete information contained in this Combined Prospectus/Proxy Statement, the Statement of Additional Information of Fifth Third Funds, and the Appendix attached hereto. Fifth Third Funds' Annual Reports and Semi-Annual Reports to Shareholders may be obtained free of charge by calling 1-800-799-5353 or writing Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

Key Features of Transaction.  The shareholders of the Cardinal Fund are being
----------------------------
asked to approve or disapprove (1) the Plan of Reorganization by and between the Cardinal Fund and the Quality Growth Fund dated as of June 21, 2000 (the "Plan"), a copy of which is attached to this Combined Prospectus/Proxy Statement as Appendix A. The Plan provides, among other things, for the transfer of all of the assets of the Cardinal Fund to the Quality Growth Fund in exchange for the assumption by the Quality Growth Fund of all of the liabilities of the Cardinal Fund and for a number of Shares calculated based on the value of the net assets of the Cardinal Fund acquired by the Quality Growth Fund and the net asset value per share of the Quality Growth Fund, all as more fully described below under "Information about the Reorganization." After receipt of Shares, the Cardinal Fund will dissolve, distributing the Shares to its shareholders in complete liquidation, and the Cardinal Fund will be terminated. Prior to the date of such transfer (the "Exchange Date"), the Cardinal Fund will declare a distribution to its shareholders which, together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the Exchange Date.

     At a meeting held on June 21, 2000, the Trustees of Fifth Third Funds in attendance voted unanimously to approve the Transaction and to recommend that shareholders of the Cardinal Fund also approve the Transaction. Approval of reorganization of the Cardinal Fund requires the affirmative vote of a majority of all votes attributable to the voting securities of the Cardinal Fund voting separately as a fund, defined as the lesser of (a) sixty seven percent (67%) or more of the votes attributable to all voting securities of the Cardinal Fund present at such meeting, if holders of more than 50% of the votes attributable to the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the votes attributable to the outstanding voting securities of the Cardinal Fund.

     A shareholder of the Cardinal Fund objecting to the proposed Transaction is not entitled under either Massachusetts law or Fifth Third Funds' Declaration of Trust to demand payment for or an appraisal of his or her particular Cardinal Fund shares if the Transaction is consummated over his or her objection. However, shares of the Cardinal Fund are redeemable for cash at their net asset value on days on which both the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business ("Business Days").

     In the event that this proposal is not approved by the shareholders of the Cardinal Fund, such Fund will continue to be managed as a separate fund in accordance with its current investment objectives and policies, and the Trustees of the Fifth Third Funds may consider alternatives in the best interests of the shareholders. However, if approval of the Plan is obtained, the reorganization of the Cardinal Fund will be consummated.

Investment Objectives and Policies.  Below is a brief comparison of the
----------------------------------
investment objectives and policies of the Cardinal Fund and the Quality Growth Fund. The following discussion is qualified in its entirety by the disclosure on such subjects contained in this Combined Prospectus/Proxy Statement.

     The securities currently held by the Funds are substantially similar. Consequently, the proposed reorganization should not result in higher than normal portfolio turnover.

     Fundamental Objective  The Quality Growth Fund seeks growth of capital.
     ---------------------
Income is a secondary objective. Similarly, the Cardinal Fund seeks long-term growth of capital and income. Current income is a secondary objective.

     Investment Policies  Under normal market conditions, the Quality Growth
     -------------------
Fund invests at least 65% of total assets in common stocks of high quality growth companies. High quality growth companies are companies, in the opinion of Fifth Third Bank, that offer excellent prospects for consistent, above-average revenue and earnings growth. To determine whether a company is of high quality, the Quality Growth Fund generally looks for a strong record of earnings growth, as well as its current ratio of debt to capital and the quality of its management. Most of the companies in which the Fund invests are U.S. companies with a market capitalization greater than $100 million. To achieve its secondary objective of income, the Quality Growth Fund may rely on dividend income that it receives from common stocks and interest income it receives from other investments, including convertible securities. The Quality Growth Fund reserves the right to invest up to 35% of total assets in those securities. At the time of investment, those securities are rated investment grade, that is, in the BBB major rating category or higher by Moody's, or their unrated equivalents.

     Similarly, under normal market conditions, the Cardinal Fund invests at least 65% of total assets in common stocks that have the potential for long-term growth. Those stocks primarily are issued by large-capitalization, U.S. companies which the Cardinal Fund believes are in a strong financial condition, have a significant market presence and have healthy growth prospects. Large-cap companies have, at the time of investment, market capitalizations no smaller than 90% of the market capitalizations of the companies in the S&P 500.

     Additional Investment Policies  The additional investment policies of the
     ------------------------------
Funds are substantially similar.

     Each Fund may:

          -    enter into repurchase agreements;
          - seek additional income or fees by lending portfolio securities to qualified institutions;
          -    invest in restricted and illiquid securities;
          - use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). Each Fund also may use derivatives for speculation (investing for potential income or capital gain);
          - invest in securities prior to their date of issue (when-issued securities).

     While each Fund ordinarily does not trade securities for short-term profits, each Fund may sell any security at any time it believes best, which may result in short-term trading.

     During unusual market conditions, each Fund may place up to 100% of total assets in cash or high-quality, short-term debt securities. To the extent that a Fund does this, it is not pursuing its goal.

     Investment Restrictions
     -----------------------

     Each Fund has adopted the following investment limitations. Unless otherwise indicated, the investment policies described below may be changed by the Board of Trustees of the Trust (the "Trustees") without shareholder approval.

     Issuing Senior Securities and Borrowing Money. The Funds will not issue
     ---------------------------------------------
senior securities except that each Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed and except to the extent that each Fund may enter into futures contracts, as applicable. The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling each Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. Neither Fund will purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

     Selling Short and Buying on Margin. The Funds will not sell any securities
     ----------------------------------
short or purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of purchases and sales of securities.

The deposit or payment by the Funds of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

     Lending Cash or Securities.  Neither Fund will lend any of its assets
     --------------------------
except portfolio securities up to one-third of the value of total assets. This shall not prevent each Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by each Fund's investment objectives, policies and limitations or the Trust's Declaration of Trust.

     Pledging Assets. The Funds will not mortgage, pledge, or hypothecate any
     ---------------
assets, except to secure permitted borrowings. For purposes of this limitation, where applicable, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis and (b) collateral arrangements with respect to: (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of each Fund's assets.

     Investing in Commodities.  Neither Fund will purchase or sell commodities,
     ------------------------
commodity contracts, or commodity futures contracts except to the extent that each Fund may engage in transactions involving futures contracts or options on futures contracts.

     Investing in Real Estate.  Neither Fund will purchase or sell real estate,
     ------------------------
including limited partnership interests, although each Fund may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

     Diversification of Investments.  With respect to 75% of the value of their
     ------------------------------
respective total assets, neither Fund will purchase securities issued-by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer. Each Fund will not acquire more than 10% of the outstanding voting securities of any one issuer.

     Concentration of Investments. The Quality Growth Fund will not invest 25%
     ----------------------------
or more of the value of its respective total assets in any one industry, except that this Fund may invest more than 25% of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities.

     Underwriting.  Each Fund will not underwrite any issue of securities,
     ------------
except as each Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

     The above limitations cannot be changed with respect to a Fund without approval of the holders or a majority of that Fund's Shares. The following limitations may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

     Investing in Restricted Securities. The Funds will not invest more than 10%
     ----------------------------------
of the value of their respective net assets in securities that are subject to restrictions on resale under federal securities law.

     Investing in Illiquid Securities. The Funds will not invest more than 15%
     --------------------------------
of the value of their respective net assets in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities not determined by the Trustees to be liquid, and non-negotiable time deposits with maturities over seven days.

     Investing in Securities of Other Investment Companies. With respect to 100%
     -----------------------------------------------------
of their total assets, the Funds will limit their respective investments in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of their respective total assets in any one investment company, and will invest no more than 10% of their respective total assets in investment companies in general. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by a Fund in shares of another investment company would be subject to such expenses.

     Investing in New Issuers. The Quality Growth Fund will not invest more than
     ------------------------
5% of the value of its respective total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor.

     Investing in Issuers Whose Securities are Owned by Officers and Trustees of
     ---------------------------------------------------------------------------
the Trust.   Neither Fund  may purchase or retain the securities of any issuer
---------
if the officers and Trustees of the Trust or its investment advisor, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.

     Investing in Minerals.  Neither Fund may purchase interests in oil, gas, or
     ---------------------
other mineral exploration or development programs or leases, except they may purchase the securities of issuers which invest in or sponsor such programs.

     Arbitrage Transactions.  Neither Fund may enter into transactions for the
     ----------------------
purpose of engaging in arbitrage.

     Purchasing Securities to Exercise Control.  Neither Fund may purchase
     -----------------------------------------
securities of a company for the purpose of exercising control or management.

     Investing in Warrants.  The Funds may not invest more than 5% of their net
     ---------------------
assets in warrants, including those acquired in units or attached to other securities. To comply with certain state restrictions, the Funds will limit their investment in such warrants not listed on the New York or American Stock Exchanges to 2% of their net assets. (If state restrictions change, this latter restriction may be revised without notice to shareholders.) For purposes of this investment restriction, warrants will be valued at the lower of cost or market, except that warrants acquired by the Funds in units with or attached to securities may be deemed to be without value.

Distributions.  Distribution procedures are substantially similar for the two
-------------
Funds. All dividends and capital gains will be automatically reinvested unless the Shareholder requests otherwise. The Shareholder can receive them in cash or by electronic funds transfer to a bank account if the Shareholder is not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions. Dividends are higher for Investment A shares than for Investment C shares, because Investment A shares have lower operating expenses. Distributions are made on a per share basis regardless of how long the Shareholder has owned Shares. Therefore, if the Shareholder invests shortly before the distribution date, some of the investment will be returned to the Shareholder in the form of a taxable distribution. Dividends, if any, are declared and paid monthly by the Quality Growth Fund and quarterly by the Cardinal Fund. Capital gains, if any, are distributed at least annually. Long-term capital gains distributed to Shareholders will be treated as long-term capital gains regardless of how long Shareholders have held Shares.

     Distribution Plan and Administrative Services Agreement (Investment C
     ---------------------------------------------------------------------
Shares Only).  With respect to Investment A Shares and Investment C Shares of
------------
the Funds, the Trust has adopted a Plan pursuant to Rule l2b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940. The Plan provides for payment of fees to the distributor to finance any activity which is principally intended to result in the sale of a Fund's Shares subject to the Plan. Such activities may include the advertising and marketing of Shares; preparing printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, the distributor may enter into agreements to pay fees to brokers for distribution and administrative support services and to other participating financial institutions and persons for distribution assistance and support services to the Funds and their shareholders. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: communicating account openings; communicating account closings; entering purchase transactions; entering redemption transactions; providing or arranging to provide accounting support for all transactions, wiring funds and receiving funds for Share purchases and redemptions, confirming and reconciling all transactions, reviewing the activity in Fund accounts, and providing training and supervision of broker personnel; posting and reinvesting dividends to Fund accounts or arranging for this service to be performed by the Funds' transfer agent; and maintaining and distributing current copies of prospectuses and shareholder reports to the beneficial owners of Shares and prospective shareholders.

     The Trustees expect that the Plan will result in the sale of a sufficient number of Shares so as to allow a Fund to achieve economic viability. It is also anticipated that an increase in the size of a Fund will facilitate more efficient portfolio management and assist a Fund in seeking to achieve its investment objective.

     Pursuant to the Plan, with respect to Investment A Shares, the Funds are authorized to pay the distributor a monthly distribution fee computed at the annual rate of up to 0.25% of the average aggregate net asset value of the Investment A Shares of each applicable Fund held during the month.

     Pursuant to the Plan, with respect to Investment C Shares, the Funds are authorized to pay the distributor a monthly distribution fee computed at the annual rate of up to 0.75% of the average aggregate net asset value of the Investment C Shares of each applicable Fund held during the month. For the fiscal year ended July 31, 1999, the distributor received $119,000 pursuant to the Plan.

     With respect to Investment C Shares, the Trust may enter into an Administrative Service Agreement to permit the payment of fees to financial institutions, including Fifth Third Bank, to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. Benefits to shareholders of Investment C Shares of the Funds may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

     For the fiscal year ended July 31, 1999, the Funds paid $59,000 to Fifth Third Bank to compensate BHC Securities, Inc. for providing administrative services to Investment C Shares of the Funds.

Purchase Procedures.  Purchase procedures are substantially similar for the two
-------------------
Funds.

     Purchasing and Adding to Shares
     ---------------------------------
     The Shareholder may purchase shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. The purchase price will be the next NAV after the purchase order, completed application and full payment have been received by the Funds or its transfer agent. All orders must be received by the Funds or its transfer agent prior to 4:00 p.m. Cincinnati time in order to receive that day's NAV.

     Institutional Shares only may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, or broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with Fifth Third Bank to place trades for themselves or their clients for a fee. In order to purchase Institutional shares through one of those entities, the Shareholder must have an account with it. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and the Shareholder should consult his/her account documents for full details. Shares in the Funds may be held in an omnibus account in the name of that institution.

     The Shareholder may purchase Investment A and Investment C shares through Fifth Third Securities, Inc. as well as broker-dealers and financial institutions which have a sales agreement with the distributor of Fund shares. (Special rules apply for former shareholders of the Cardinal Funds. See below.) In order to purchase Investment A shares through Fifth Third Securities, Inc. or another financial institution, the Shareholder must open an account with that institution. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and the Shareholder should consult his/her account documents for full details. Shares in the Funds will be held in an omnibus account in the name of that institution.

     The entity through which Shares are purchased is responsible for transmitting orders to the Funds by 4:00 p.m. Cincinnati time and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information. Regarding Institutional Shares, if the purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, the Shareholder will receive the dividend declared for that day.

     Minimum Investments
     --------------------
     The minimum initial investment in Investment A Shares, Investment C Shares, or Institutional Shares of the Funds offered by this Prospectus is $1,000. Subsequent investments must be in amounts of at least $50. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fifth Third Funds.

     All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. Third-party checks are not accepted.

     The Funds may reject a purchase order for any reason.

     Systematic Investment Program
     ------------------------------
     The Shareholder may make monthly systematic investments in Investment A shares of the Funds from his/her bank account. There is no minimum amount required for initial amounts invested into the Funds. The Shareholder may elect to make systematic investments on the 1st or the 15th of each month, or both.
If the 1st or the 15th is not a day on which the Funds are open for business, the purchase will be made on the previous day the Funds are open for business. Please contact Fifth Third Securities, Inc. or your financial institution for more information.

     Former Cardinal Funds Shareholders
     ----------------------------------
     If held in his/her name (rather than through a brokerage account) shares of any of the Cardinal Funds at the time those funds were merged into one of the Fifth Third Funds, and the Shareholder continues to hold in his/her name the shares of the Fifth Third Fund that the Shareholder received in the merger or by way of a subsequent exchange, the Shareholder may purchase additional shares of that Fifth Third Fund directly from the Funds rather than through Fifth Third Securities, Inc. or another financial institution. The Funds reserve the right to change or eliminate these privileges at any time.

Exchange privilege.  Exchange privileges are substantially similar for the two
------------------
Funds. Each Fund's shares may be exchanged for shares of the class of any other Funds of Fifth Third which the shareholder qualifies to purchase directly so long as the shareholder maintains the applicable minimum account balance in each Fund in which he or she owns shares and satisfies the minimum initial and subsequent purchase amounts of the Fund into which the shares are exchanged.

     Notes on exchanges
     ------------------

     To prevent disruption in the management of the Funds, market timing strategies and frequent exchange activity may be limited by the Funds. Although not anticipated, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time. Shares of the new Fund must be held in the same account name, with the same registration and tax identification numbers, as the shares of the old Fund. The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time. The exchange privilege is available only in states where shares of the Funds may be sold. All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds. Regarding Investment A and Investment C Shares, when exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, the Shareholder will pay the difference.

     Automatic Exchanges (Investment A and Investment C Shares)
     ----------------------------------------------------------
     The Shareholder can use the Funds' Automatic Exchange feature to purchase shares of the Funds at regular intervals through regular, automatic redemptions from a Fund.

     Former Cardinal Funds Shareholders
     ----------------------------------

     If the Shareholder held in his/her name (rather than through a brokerage account) shares of any of the Cardinal Funds at the time those funds were merged into one of the Funds, and the Shareholder continues to hold in his/her name the shares of the Fifth Third Fund the Shareholder received in the merger or by way of a subsequent exchange, the Shareholder may exchange his/her Fifth Third Fund shares for Investment A shares of any other Fifth Third Fund directly by contacting the Funds rather than going through Fifth Third Securities, Inc. or another financial institution.

Redemption Procedures.  Redemption procedures are substantially similar for the
---------------------
two Funds. Shares are redeemed at the next computed net asset value after a Fund receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares." Although Fifth Third Bank does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions.

     Investment C Shares redeemed within one year of purchase may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be reduced with respect to a particular shareholder where a financial institution selling Investment C Shares elects not to receive a commission from the distributor with respect to its sale of such Shares.

     Redemption in Kind
     ------------------
     The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem Shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period.

     Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

     Postponement of Redemptions
     ---------------------------
     No Fund may suspend the right of redemption or postpone the date of payment of redemption proceeds for more than seven days, except that (a) it may elect to suspend the redemption of shares or postpone the date of payment of redemption proceeds: (1) during any period that the NYSE is closed (other than customary weekend and holiday closings) or trading on the NYSE is restricted; (2) during any period in which an emergency exists as a result of which disposal of portfolio securities is not reasonably practicable or it is not reasonably practicable to fairly determine the Fund's net asset values; or (3) during such other periods as the SEC may by order permit for the protection of investors; and (b) the payment of redemption proceeds may be postponed as otherwise provided in the Statement of Additional Information.

  Federal Tax Considerations.  Consummation of the Transaction is subject to the
  --------------------------
condition that Fifth Third Funds receive an opinion of Ropes & Gray, counsel to Fifth Third Funds, to the effect that, based upon certain representations and assumptions and subject to certain qualifications, the Transaction will not result in the recognition of gain or loss for Federal income tax purposes for either of the Funds, or the shareholders or the Cardinal Fund.

                                 RISK FACTORS
                                 ------------

     Investment in the Quality Growth Fund may be subject to the following principal risks:

     The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

     Generally, growth oriented stocks may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall. Stocks of smaller companies tend to be volatile and more sensitive to long-term market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.

     Stocks that pay regular dividends tend to be less volatile than stocks that do not. A regular dividend provides investors some return of their investment, to an extent, supporting the stock's price, even during periods when the prices of equity securities generally are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in emerging markets, which tend to reinvest most profits into research, development, plant and equipment to accommodate expansion.

     Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

Investment in the Cardinal Fund may be subject to the following principal risks:

     The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

     Generally, growth oriented stocks may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall.

     Significant investment in large companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to challenges caused by technology or consumer preferences.

     Stocks that pay regular dividends tend to be less volatile than stocks that do not. A regular dividend provides investors some return of their investment, to an extent, supporting a stock's price, even during periods when the prices of equity securities generally are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in emerging markets, which tend to reinvest profits into research, development, plant and equipment to accommodate expansion.

     The above discussion is qualified in its entirety by the disclosure in this Combined Prospectus/Proxy Statement and the Statement of Additional Information.

                       INFORMATION ABOUT THE TRANSACTION
                       ---------------------------------

Plan of Reorganization; Securities.  The proposed Plan provides that the Quality
----------------------------------
Growth Fund will acquire all of the assets of the Cardinal Fund in exchange for the assumption by the Quality Growth Fund of all of the liabilities of the Cardinal Fund and for Shares all as of the Exchange Date (defined in the Plan to be on or about October 30, 2000, or such other date as determined by the Trustees.) The following discussion of the Plan is qualified in its entirety by the full text of the Plan, which is attached as Appendix A to this Combined Prospectus/Proxy Statement.

     As a result of the Transaction, each shareholder of the Cardinal Fund will receive that number of full and fractional Shares equal in value at the Exchange Date to the value of the portion of the net assets of the Cardinal Fund transferred to the Quality Growth Fund attributable to the shareholder (based on the proportion of the outstanding shares of the Cardinal Fund owned by the shareholder as of the Valuation Time). The portfolio securities of the Cardinal Fund will be valued in accordance with the generally employed valuation procedures of Fifth Third Funds. The reorganization is being accounted for as a tax-free business combination. At a meeting held on June 21, 2000, all of the Trustees, including the Independent Trustees, unanimously determined that the reorganization would be in the best interests of their registered investment company and existing shareholders and that the economic interests of their existing shareholders would not be diluted as a result of effecting the reorganization.

     Immediately following the Exchange Date, the Cardinal Fund will distribute pro rata to its shareholders of record as of the close of business on the Exchange Date the full and fractional Shares received by it, and the Cardinal Fund will be liquidated and dissolved. Such liquidation and distribution will be accomplished by the establishment of accounts on the share records of the Quality Growth Fund in the name of such Cardinal Fund's shareholders, each account representing the respective number of full and fractional Shares due such shareholder. All Cardinal Shareholders will receive Shares of the Fifth Third Class (Investment A, Investment C, or Institutional) that corresponds to the Class of the Cardinal Fund that they hold.

     The consummation of the reorganization is subject to the conditions set forth in the Plan. The Plan may be terminated and the reorganization abandoned at any time, before or after approval by the shareholders, prior to the Exchange Date by consent of Fifth Third Funds or, if any condition set forth in the Plan has not been fulfilled and has not been waived by the party entitled to its benefits, by such party.

     All fees and expenses, including accounting expenses, portfolio transfer taxes (if any) or other similar expenses incurred directly in connection with the consummation of the Transaction contemplated by the Plan will be allocated ratably between the two Funds in proportion to their net assets as of the Exchange Date except that (a) the costs of the proxy materials and proxy solicitations will be borne by Fifth Third Bank and (b) such fees and expenses will be paid by the party directly incurring such expenses if and to the extent that payment by the other party would result in the disqualification of the Quality Growth Fund or the Cardinal Fund, as the case may be, as a "regulated investment company" within the meaning of Section 851 of the Code.

     The Board of Trustees of Fifth Third Funds have determined that the interests of the existing shareholders of the Cardinal Fund and the Quality Growth Fund will not be diluted as a result of the Transaction. Full and fractional Shares will be issued to the Cardinal Fund's shareholders in accordance with the procedure under the Plan as described above. Each Quality Growth Share will be fully paid and nonassessable when issued, will be transferable without restriction, and will have no preemptive or conversion
rights.   Fifth Third Funds' Declaration of Trust permits Fifth Third Funds to divide its shares of any series, without shareholder approval, into one or more classes of shares having such preferences and special or relative rights and privileges as the Trustees may determine. Shares of the Cardinal Fund and the Quality Growth Fund are currently divided into three classes: Investment A, Investment C and Institutional Shares. Cardinal Fund Shareholders holding Investment A, Investment C, or Institutional Shares, will receive Investment A, Investment C, or Institutional Shares, respectively, of the Quality Growth Fund.

     Under Massachusetts law, Fifth Third Funds' shareholders, could, under certain circumstances, be held personally liable for the obligations of Fifth Third Funds. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of Fifth Third Funds. The Declaration of Trust provides for indemnification out of Fifth Third Funds property for all loss and expense of any shareholder held personally liable for the obligations of Fifth Third Funds. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Fifth Third Funds would be unable to meet its obligations. The likelihood of such circumstances is remote.

Reasons For The Proposed Reorganization.  A meeting was held on June 21, 2000,
----------------------------------------
for the Fifth Third Funds' Trustees, at which meeting all of the Trustees, including the Independent Trustees, unanimously determined that the reorganization would be in the best interests of Fifth Third Funds and existing shareholders of both the Cardinal Fund and the Quality Growth Fund. The Trustees also unanimously determined that the economic interests of such shareholders would not be diluted as a result of effecting the reorganization. At this same meeting, all of the Trustees, including the Independent Trustees, unanimously approved the proposed reorganization. Fifth Third Funds' Trustees have unanimously recommended approval of the Plan.

     In electing to approve the Plan and recommend it to shareholders of the Cardinal Fund, the Trustees acted upon information provided to them, indicating that the proposed Transaction would operate in the best interests of the Cardinal Fund and Quality Growth Fund shareholders. In particular, the Trustees determined that the proposed Transaction offered the following benefits:

     .    Continuity and Efficiency of Management: Both the Cardinal Fund and
          ---------------------------------------
          the Quality Growth Fund are managed by Steven E. Folker. Mr. Folker has been the portfolio manager for the Quality Growth Fund since 1993 and for the Cardinal Fund since 1998. Currently, he is the Chief Equity Strategist for Fifth Third Investment Advisors and is Vice President and Trust officer of Fifth Third Bank. He is also a chartered financial analyst, has over 16 years of investment experience and is a member of the Cincinnati Society of Financial Analysts. He earned a B.B.A. in Finance & Accounting and an M.S. in Finance, Investments & Banking from the University of Wisconsin. As a result of the proposed Transaction, Mr. Folker would manage one portfolio instead of two similar portfolios, thereby increasing the likelihood of enhanced investment management efficiencies.

     .    Tax-Free Nature of Transaction; Lack of Dilution:  The Fifth Third
          ------------------------------------------------
          Funds' Trustees were informed that the proposed Transaction involving the Cardinal Fund and the Quality Growth Fund would be accomplished without resulting in the imposition of federal income taxes on the Cardinal Fund or its shareholders or the Quality Growth Fund. Also, the Fifth Third Funds' Trustees were informed that the interests of the Cardinal Fund and the Quality Growth Fund shareholders would not be materially diluted as a result of the proposed Transaction, and that the Cardinal Fund shareholders would receive, in the aggregate, shares of the Quality Growth Fund equal in value to the market value of the assets of the Cardinal Fund.

     .    Total Return:  The total return of the Quality Growth Fund compares
          ------------
          favorably with that of the Cardinal Fund. For information regarding the total return of each of the Funds, see "Financial Highlights" herein. Of course, past performance does not predict future results.

     .    Assets: As of June 30, 2000, the Quality Growth Fund had total assets
          ------
          of approximately $1,043,353,900 compared with approximately $247,396,682 in total assets for the Cardinal Fund. The merger is expected to result in greater investment leverage and market presence for the Quality Growth Fund. In addition, former Cardinal Fund shareholders would benefit from the resulting economies of scale attributable to the larger asset size of the Quality Growth Fund.

     .    Performance of Fifth Third Funds; Fees and Expenses: The Board
          ---------------------------------------------------
          received information relating to the performance of the Quality Growth Fund into which the interests of shareholders of the

          Cardinal Fund would be merged. This information was presented both on an absolute basis and in comparison to relevant benchmarks and industry averages. The Board determined that the long-term performance of the Quality Growth Fund has been superior to that of the Cardinal Fund. The Trustees also received information about the fees and expenses charged or to be charged to Fifth Third shareholders. The Board determined that in light of the above-mentioned potential benefits to be gained from the proposed Transaction and the expiration of the two-year waiver period on the fees and expenses of the Cardinal Fund, the overall advantages outweigh the increase in total expenses of the Cardinal Fund.
          While this is presently the case, there was no guarantee that this would remain the case in the future.

     .    Alleviation of Hardships: For the two year period ended June 30, 2000,
          ------------------------
          the Cardinal Fund has experienced net share redemptions of approximately $87 million. In this environment, the Advisor has been forced to sell securities to meet these redemptions, often in an unfavorable market. Such portfolio transactions result in capital gains or losses that impact distributions to shareholders. Without the benefit of positive cash flows, the Advisor's ability to actively manage or restructure the portfolio has been limited to selling securities. As mentioned above, this results in capital gains or losses that affect current fund shareholders.

Federal Income Tax Consequences. As a condition to Fifth Third Funds'
-------------------------------
obligations to consummate the reorganization, Fifth Third Funds will receive an opinion from Ropes & Gray, counsel to Fifth Third Funds, to the effect that, on the basis of the existing provisions of the Code, current administrative rules, court decisions, and certain representations by Fifth Third Funds, for federal income tax purposes: (i) under Section 361 of the Code, no gain or loss will be recognized by the Cardinal Fund as a result of the reorganization; (ii) under
Section 354 of the Code, no gain or loss will be recognized by the shareholders of the Cardinal Fund on the distribution of Shares to them in exchange for their shares of the Cardinal Fund; (iii) under Section 358 of the Code, the tax basis of Shares that any Cardinal shareholder receives in place of his or her Cardinal shares will be the same, in the aggregate, as the tax basis of the Cardinal shares exchanged; (iv) under Section 1223(1) of the Code, a shareholder's holding period for the Shares received pursuant to the Plan will be determined by including the holding period for the Cardinal shares exchanged for the Shares provided that the shareholder held the Cardinal shares as a capital asset; (v) under Section 1032 of the Code, no gain or loss will be recognized by the Quality Growth Fund by the receipt of the assets of the Cardinal Fund in exchange for Shares and the assumption by the Quality Growth Fund of the liabilities of the Cardinal Fund; (vi) under Section 362(b) of the Code, the tax basis in the hands of the Quality Growth Fund of the assets of the Cardinal Fund transferred to the Quality Growth Fund in the reorganization will be, in the aggregate, the same as the tax basis of such assets in the hands of the Cardinal Fund immediately prior to the transfer; and (vii) under Section 1223(2) of the Code, the holding period of the assets of the Cardinal Fund in the hands of the Quality Growth Fund will include the periods during which such assets were held by the Cardinal Fund.

     Voting Rights.  Each shareholder of the Cardinal Fund is entitled to one
     -------------
vote per share and a proportionate fractional vote for any fractional share. The former shareholders of the Cardinal Fund, as holders of Investment A, Investment C or Institutional Shares of the Quality Growth Fund, will vote separately as a fund or a class on matters relating solely to that fund or class. On all other matters, they will vote in the aggregate with shareholders of the Quality Growth Fund. As shareholders of the considerably larger Quality Growth Fund following the Transaction, the former shareholders of the Cardinal Fund will possess less proportional voting power when they vote separately as Quality Growth Fund shareholders, or shareholders of the classes thereof, than they had when they voted separately as shareholders of the smaller Cardinal Fund.

     Capitalization.  The following tables (UNAUDITED) set forth as of June 30,
     --------------
2000 (i) the capitalization of the Cardinal Fund, (ii) the capitalization of the Quality Growth Fund, and (iii) the pro forma capitalization of the Quality Growth Fund as adjusted giving effect to the proposed acquisition of assets at net asset value:


 --------------------------------------------------------------------------------------------------------------
                                  Cardinal Fund                                  Quality
                                  --------------                                Growth Fund
                   --------------------------------------------------------------------------------------------

                   Investment A    Investment C   Institutional  Investment A    Investment C    Institutional
---------------------------------------------------------------------------------------------------------------
Net Assets ($)        242,541,063    1,147,237      3,238,379      207,542,770    13,918,059        820,835,653
---------------------------------------------------------------------------------------------------------------

Shares             12,924,569.724   62,102.684    170,629.447    7,816,827.543   534,771.329     30,776,957.157
---------------------------------------------------------------------------------------------------------------

Net Asset Value             18.77        18.47          18.98            26.55         26.02              26.67
 per Share ($)
---------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------
                                Pro Forma Combined
                   ------------------------------------------------

                   Investment A      Investment C    Institutional

-------------------------------------------------------------------

Net Assets ($)        450,083,833     15,065,296        824,074,032
-------------------------------------------------------------------

Shares             16,951,863.170    578,853.380     30,898,450.420
-------------------------------------------------------------------

Net Asset Value             26.55          26.02              26.67
 per Share ($)
-------------------------------------------------------------------

       INFORMATION ABOUT THE QUALITY GROWTH FUND AND THE CARDINAL FUND
       ---------------------------------------------------------------

QUALITY GROWTH FUND


Investment Objectives/Goals         Growth of capital. Income is a secondary
                                    objective.

Principal Investment                Under normal market conditions, the Fund
Strategies                          invests at least 65% of total assets in
                                    common stocks of high quality growth
                                    companies.

                                    High quality growth companies are companies, in the opinion of Fifth Third Bank, that offer excellent prospects for consistent, above-average revenue and earnings growth. To determine whether a company is of high quality, the Fund generally looks for a strong record of earnings growth, as well as its current ratio of debt to capital and the quality of its management. Most of the companies in which the Fund invests are U.S. companies with a market capitalization greater than $100 million.

                                    To achieve its secondary objective of
                                    income, the Fund may rely on dividend income that it receives from common stocks and interest income it receives from other investments, including convertible securities. The Fund reserves the right to invest up to 35% of total assets in those securities. At the time of investment, those securities are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's(R) or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

Principal Investment Risks          The principal risks of investing in the Fund
                                    include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance. Loss of money also is a risk of investing in the Fund.

                                    Stocks that pay regular dividends tend to be
                                    less volatile than stocks that do not. A
                                    regular dividend provides investors some
                                    return of their investment, to an extent,
-------------------------           supporting the stock's price, even during
An investment in the Fund           periods when the prices of equity securities
is not a deposit of Fifth           generally are falling. However, dividend-
Third Bank or any other             paying stocks, especially those that pay
bank and is not insured             significant dividends, also tend to
or guaranteed by the FDIC           appreciate less quickly than stocks of
or any other government             companies in emerging markets, which tend to
agency.                             reinvest most profits into research,
-------------------------           development, plant and equipment to
                                    accommodate expansion.

                                    Generally, growth oriented stocks may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall. Stocks of smaller companies tend to be volatile and more sensitive to long-term market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.

                                    Prices of convertible securities, which
                                    include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

The returns assume that Fund distributions have been reinvested. The returns for Investment C shares and Institutional shares will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

                    Year-by-Year Total Returns as of 12/31
                            For Investment A Shares

                                    [GRAPH]

       1990   1991   1992   1993   1994   1995   1996   1997    1998    1999

       5.12%  34.39% 8.03% -1.06%  0.07%  31.59% 23.68% 32.70%  30.05%  23.51%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

                  Best  quarter:          Q4 1998        28.18%
                  Worst quarter:          Q4 1987       -21.61%
                  Year to Date Return (1/1/00 to 6/30/00) 5.27 %


Average Annual Total Returns (for the periods ended December 31, 1999)

                              Inception
                                Date       Past Year    Past 5 Years     Past 10 Years     Since Inception
                              ----------------------------------------------------------------------------
Investment A Shares           1/1/83        17.95%        27.06%            17.48%                   17.58%
(with 4.50% sales charge)
----------------------------------------------------------------------------------------------------------

Investment C Shares           4/25/96       22.99%          N/A               N/A                    27.26%
(with applicable
 Contingent Deferred Sales
 Charge)
----------------------------------------------------------------------------------------------------------

Institutional Shares          8/11/98       23.86%          N/A               N/A                    34.00%
----------------------------------------------------------------------------------------------------------
                                                                                           (Since 12/31/82)
S&P 500(R) Index                            21.04%        28.55%            18.20%                   18.35%
----------------------------------------------------------------------------------------------------------
                                                                                            (Since 4/30/96)
S&P 500(R) Index                                                                                     26.78%
----------------------------------------------------------------------------------------------------------
                                                                                            (Since 7/31/98)
S&P 500(R) Index                                                                                     22.71%
----------------------------------------------------------------------------------------------------------

CARDINAL FUND

Investment Objectives/Goals         Long-term growth of capital and income.
                                    Current income is a secondary objective.

Principal Investment                Under normal market conditions, the Fund
Strategies                          invests at least 65% of total assets in
                                    common stocks that have the potential for long-term growth. Those stocks primarily are issued by large-capitalization, U.S.
                                    companies which the Fund believes are in a strong financial condition, have a significant market presence and have healthy growth prospects. Large-cap companies have, at the time of investment, market capitalizations comparable to the market capitalizations of those companies in the S&P 500 Index.

                                    With income as a secondary objective, the Fund attaches some significance to a company's dividend payment history as well as prospects for future dividend growth.

                                    The Fund reserves the right to invest up to 35% of total assets in other securities, such as government and corporate bonds.



Principal Investment Risks          The principal risks of investing in the Fund
                                    include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance. Loss of money also is a risk of investing in the Fund.

                                    Generally, growth oriented stocks may be
                                    sensitive to market movements. The prices of
-------------------------           growth stocks tend to reflect future
An investment in the Fund           expectations, and when those expectations
is not a deposit of Fifth           change or are not met, share prices
Third Bank or any other             generally fall.
bank and is not insured
or guaranteed by the FDIC           Significant investment in large companies
or any other government             also creates various risks for the Fund. For
agency.                             instance, larger, more established companies
-------------------------           tend to operate in mature markets, which
                                    often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to challenges caused by technology or consumer preferences.

                                    Stocks that pay regular dividends tend to be less volatile than stocks that do not. A regular dividend provides investors some return of their investment, to an extent, supporting a stock's price, even during periods when the prices of equity securities generally are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in emerging markets, which tend to reinvest profits into research, development, plant and equipment to accommodate expansion.

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

The returns assume that Fund distributions have been reinvested. The returns for Investment C shares and Institutional shares will differ from the returns for Investment A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

                    Year-by-Year Total Returns as of 12/31
                          For Investment A Shares/1/

                                    [GRAPH]

       1990   1991   1992   1993   1994   1995   1996   1997    1998    1999

      -6.20%  32.37% 9.84%  5.88% -3.12%  27.27% 19.89% 30.64%  24.21%  23.12%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

                 Best  quarter:     Q4 1998            22.73%
                 Worst quarter:     Q4 1987           -16.69%
                 Year to Date Return (1/1/00 to 6/30/00) 5.51%

Average Annual Total Returns (for the periods ended December 31, 1999)

                               Inception
                                 Date         Past Year      Past 5 Years     Past 10 Years       Since Inception
                               ----------------------------------------------------------------------------------
Investment A Shares/1/         5/31/75         17.60%           23.83%           15.08%                  16.00%
(with 4.50% sales charge)
-----------------------------------------------------------------------------------------------------------------


Investment C Shares           10/22/98         22.78%             N/A              N/A                   34.35%
(with applicable
 Contingent Deferred Sales
 Charge)
-----------------------------------------------------------------------------------------------------------------

Institutional Shares/1/         1/2/97         24.43%             N/A              N/A                   26.39%
-----------------------------------------------------------------------------------------------------------------
                                                                                                (Since 5/31/75)
S&P 500(R) Index                               21.04%           28.55%           18.20%                  16.12%
-----------------------------------------------------------------------------------------------------------------
                                                                                               (Since 10/31/98)
S&P 500(R) Index                                                                                         29.96%
-----------------------------------------------------------------------------------------------------------------
                                                                                               (Since 12/31/96)
S&P 500(R) Index                                7.90%                                                    27.56%
-----------------------------------------------------------------------------------------------------------------

/1/ For periods prior to September 21, 1998, reflects performance of Investor Shares, with respect to Investment A Shares, and Institutional Shares, with respect to Institutional Shares, of the Cardinal Fund. On September 21, 1998, The Cardinal Fund, a registered open-end investment company managed by The Ohio Company, was merged into Fifth Third Cardinal Fund.

Additional Information About the Investments of the Funds.  The primary
----------------------------------------------------------
investments and investment strategies of the Quality Growth Fund and the Cardinal Fund are described above. Below are descriptions of some additional investments and strategies of the Funds, some of their risks as well as other risks of investing in the Funds. A list of the Funds' investments is included in the Funds' most recent annual or semi-annual report to shareholders. Please note, though, that the Funds may adjust the composition of their portfolios as market and economic conditions change.

     The success of achieving the Funds' investment strategies depends on the skill of Fifth Third Bank to assess the potential of the securities in which the Funds invest as well as to evaluate and anticipate changing economic and market conditions.

International Exposure             Many U.S. companies in which the Funds may
(Applies to the Quality Growth     invest generate significant revenues and
Fund and the Cardinal Fund)        earnings from abroad. As a result, those
                                   companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar. Taken as a whole, those factors could adversely affect the price of Fund shares.

Foreign Securities                 Foreign securities are generally more
(Applies to the Quality Growth     volatile than their domestic counterparts, in
 only)                             part because of higher political and
                                   economical risks, lack of reliable
                                   information and fluctuations in currency exchange rates. Those risks are usually higher in less developed countries.

                                   In addition, foreign securities may be more difficult to resell and the markets for them less efficient than for comparable U.S. securities. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

                                   The fund may use foreign currencies and
                                   related instruments to hedge its foreign investments.

Repurchase Agreements              The Funds may enter into repurchase
(Applies to the Quality Growth     agreements. A repurchase agreement is an
 Fund and the Cardinal Fund)       agreement in which a Fund buys securities
                                   from a bank or other financial institution and agrees to sell it back at a specified time and place. The risks of repurchase agreements include the risk that a counterparty will not buy back the securities as required and the securities decline in value. To mitigate those risks, the Funds intend to enter repurchase agreements only with high quality counterparties and purchase only high quality, short-term debt securities.

Securities Lending                 The Funds may seek additional income or fees
(Applies to the Quality Growth     by lending portfolio securities to qualified
 Fund and the Cardinal Fund)       institutions. By reinvesting any cash
                                   collateral it receives in these transactions, the Funds could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Funds could lose money.

Restricted and Illiquid            Any securities that are thinly traded or
Securities                         whose resale is restricted can be difficult
(Applies to the Quality Growth     to sell at a desired time and price. Some of
 Fund and the Cardinal Fund)       those securities are new and complex, and
                                   trade only among institutions; the markets for these securities are still developing and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper a Fund's ability to raise cash in order to meet redemptions.
                                   Also, because there may not be an established market price for these securities, a Fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the fund) may have a subjective element.

Derivatives                        Derivatives, a category that includes
(Applies to the Quality Growth     warrants, options and futures, are financial
 Fund and the Cardinal Fund)       instruments whose value derives from another
                                   security, an index or currency. The Funds may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. The Funds may also use derivatives for speculation (investing for potential income or capital gain).

                                   While hedging can guard against potential risks, it adds to a Fund's expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected.

                                   The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

                                   With some derivatives, whether used for
                                   hedging or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for a Fund.

When-Issued Securities             The Funds may invest in securities prior to
(Applies to the Quality Growth     its date of issue. These securities could
 Fund and the Cardinal Fund)       fall in value by the time they are actually
                                   issued, which may be any time from a few days to over a year.

Bonds                              The value of any bond held by the Funds is
(Applies to the Quality Growth     likely to decline when interest rates rise;
 Fund and the Cardinal Fund)       this risk is greater for bonds with longer
                                   maturities. A less significant risk is that a bond issuer could default on principal or interest payments, causing a loss for the Funds.

Short-Term Trading                 While the Funds ordinarily do not trade
(Applies to the Quality Growth     securities for short-term profits, they may
 Fund and the Cardinal Fund)       sell any security at any time they believe
                                   best, which may result in short-term trading.
                                   Short-term trading can increase a Fund's transaction costs and may increase your tax liability if there are capital gains.

Defensive Investing                During unusual market conditions, the Funds
(Applies to the Quality Growth     may place up to 100% of total assets in cash
 Fund and the Cardinal Fund)       or high-quality, short-term debt securities.
                                   To the extent that the Funds do this, they are not pursuing their goal.


Quality Growth Management Discussion and Analysis.
--------------------------------------------------

An interview with Steven E. Folker, portfolio manager.

Q. How did the Fund perform during the 12-month period ended July 31, 1999?

A. The total return for the Fund was 26.48% on Investment A Shares (before the deduction of sales charge), compared to 20.20% for the S&P 500 Index, one of the Fund's benchmarks.

Q. What economic or market conditions contributed to the Fund's performance?

A. The period began with a decline in corporate profits partly due to weak overseas economies. But the Federal Reserve Board (the Fed) lowered the federal funds rate three times, for a total rate cut of 0.75 percentage points, which helped set off a stock market rally and a surge of economic growth. By June, the Fed was forced to raise the federal funds rate by 0.25 percentage points, due to concerns about strong economic growth and the potential for rising inflation. The market also was marked by the strong performance of three industry sectors-technology, communication services and capital goods.

Q. How did you manage the Fund in that environment?

A. We decreased the Fund's weighting in technology early in the period due to the sector's high valuations. When technology stocks sold off later in the period, we bought back many of the large-company stocks in the sector at attractive prices. As a result, we increased the Fund's technology holdings by 8% during the period. We also found opportunities in capital goods and communication services stocks, which offered attractive valuations.*

Q. What stocks helped boost the Fund's returns?

A. The portfolio's strongest performers were all in the technology sector, which was up 62% during the 12-month period. The best performing stocks included Texas Instruments (3.6% of net assets), Oracle (1.6%), Cisco Systems (3.7%) and Intel (5.4%).*

Q. Did you avoid any sectors?

We avoided sectors that showed too great a dependence on the economic cycle or signs of sluggish long-term growth. Those sectors included basic materials, utilities, and consumer staples. We also reduced the Fund's exposure in the health care sector due in part to concerns about Medicare reform.

Q. What is your outlook for the stock market, and how will you manage the Fund in that environment?

A. We believe that the economy will continue to grow, creating modest inflationary pressures, but inflation should remain low. As international economies continue to strengthen, the United States should benefit from their prosperity. We will carefully monitor the valuations of the stocks the Fund owns to be sure that they are at reasonable levels. We also will continue to look for opportunities among sectors that show impressive growth potential, including the technology and consumer cyclical.

Q. What were the Fund's top holdings as of July 31, 1999?

A. The Fund's top five holdings were Intel Corporation (5.4% of net assets), Home Depot (4.7%), Tyco International (4.3%), Freddie Mac (4.0%), and Bank of New York (4.0%).*


____________________
* The composition of the Fund's portfolio is subject to change.

       Growth of $10,000 Invested in the Fifth Third Quality Growth Fund

       Investment   Investment    Institutional      S&P 500     S&P/BARRA    Lipper Growth
       C Shares**    A Shares*       Shares        Stock Index  Growth Index   Fund Average
-------------------------------------------------------------------------------------------
7/89     10,000        9,550         10,000          10,000        10,000         10,000
7/90     11,109       10,638         11,139          10,647        11,185         10,558
7/91     13,047       12,542         13,133          12,007        12,916         12,062
7/92     14,906       14,401         15,079          13,539        14,503         13,430
7/93     15,041       14,546         15,232          14,713        14,717         15,174
7/94     15,520       15,009         15,716          15,477        15,465         15,918
7/95     19,120       18,491         19,362          19,509        20,217         19,953
7/96     21,511       20,837         21,819          22,739        23,782         21,911
7/97     32,859       32,087         33,599          34,590        37,214         31,543
7/98     37,266       36,619         38,345          41,282        46,486         35,638
7/99     46,865       46,317         48,620          49,623        57,739         41,859

        Average Annual Total Return for the Period Ended July 31, 19991


                      Investment A*           Investment C**        Institutional***
------------------------------------------------------------------------------------------
1 Year....................20.82%.................25.76%.................26.80%
5 Year....................24.12%.................24.74%.................25.34%
10 Year...................16.56%.................16.70%.................17.13%
------------------------------------------------------------------------------------------


Past performance is not indicative of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

/1/The quoted performance of the Quality Growth Fund includes performance of certain collectively managed accounts advised by Fifth Third Bank, for periods dating back to 7/31/89, and prior to the Quality Growth Fund's commencement of operations on 11/20/92, as adjusted to reflect the expenses associated with the Fund (without waivers or reimbursements). These collectively managed accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If such accounts had been registered, the performance may have been adversely affected. The performance shown reflects the deduction of fees for value-added services associated with a mutual fund, such as investment management and fund accounting fees. The performance also reflects reinvestment of all dividends and capital-gains distributions.

*Reflects the maximum sales charge of 4.5%

**Investment C Shares were initially offered 4/25/96. The performance figures for Investment C Shares for periods prior to such date represent the performance for Investment A Shares of the Fund. Investment C shareholders that redeem within one year of purchase are subject to a contingent deferred sales charge of 1.00%. Investment C Shares are also subject to administrative service fees at a maximum rate of 0.25% and Rule 12b-1 fees of up to 0.75% of the average daily net asset value of Investment C Shares. If these fees were reflected, performance would have been lower. Investment A Shares are subject to Rule 12b-1 fees of up to 0.25% of the average daily net asset value of Investment A Shares.

***The performance for the Institutional Shares prior to 8/11/98 is based on the performance of the Investment A Shares.

The Fund's performance is measured against the Standard & Poor's 500 Stock Index and the S&P/BARRA Growth Index, both of which are unmanaged indices generally representative of the stock market, and the Lipper Growth Funds Average, representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. falling into this category. The S&P 500 Stock Index and the S&P/BARRA Growth Index do not reflect the deduction of fees associated with a mutual fund. The Lipper Growth Funds Average and the Fund's performance reflect the deduction of fees for these value-added services.

Cardinal Fund Management Discussion and Analysis.
-------------------------------------------------

An interview with Steven E. Folker, portfolio manager.

Q. How did the Fund perform during the 12-month period ended July 31, 1999?

A. The Fund posted a total return of 34.60% for Investment A Shares (before the deduction of sales charge), during the period compared to a 20.20% return for the S&P 500 Stock Index, one of the Fund's benchmarks.

Q. What economic or market conditions contributed to the Fund's performance?

A. The stock market was characterized by low inflation, low interest rates and strong corporate earnings during much of the period. A decline in corporate profits due to weak overseas economies hurt stock prices in the fall and helped convince the Federal Reserve Board to lower interest rates three times in late 1998. That caused the stock market and the economy to rebound sharply. The bull market broadened in late April as investors began to favor shares of small- and mid-cap companies. Stronger-than-expected economic growth and inflationary concerns during the second half of the period caused the Fed to raise rates slightly in June.

Q. How did you manage the Fund in that environment?

A. We found opportunities in undervalued shares of technology companies during the October correction. As a result, we increased the Fund's technology holdings by 8% during the period. We also found opportunities in other undervalued sectors such as consumer cyclicals and capital goods. Strong performers for the Fund included Texas Instruments (1.1% of net assets), Applied Materials 1.9%) and KLA-Tencor Corporation (0.3%) in the technological sector*

Q. Did you avoid any sectors?

A. We remained underweighted in basic materials, consumer staples, and energy sectors, due to their low long-term growth potential and high economic sensitivity.

Q. What is your outlook for the stock market, and how will you manage the Fund in that environment?

A. In our view, inflation will likely remain low while corporate earnings will continue to strengthen during the next several months. We will look for opportunities among both large- and mid-cap companies in undervalued sectors. We will also weed out stocks that become overvalued.

Q. What were the Fund's top holdings as of July 31, 1999?

A. The Fund's top five holdings were Microsoft (5.5% of net assets.), Lucent Technologies (4.1%), General Electric (4.1%), Marsh & McLennan Companies (4.1%) and Intel Corporation (3.7%).*

------------------
* The composition of the Fund's portfolio is subject to change.

          Growth of $10,000 Invested in the Fifth Third Cardinal Fund

             Investment   Investment    Institutional      S&P 500
             C Shares**    A Shares*       Shares        Stock Index
      ---------------------------------------------------------------
      7/89     10,000        9,550         10,000          10,000
      7/90     10,261        9,799         10,261          10,647
      7/91     11,555       11,035         11,555          12,007
      7/92     13,491       12,884         13,491          13,539
      7/93     14,086       13,453         14,086          14,713
      7/94     14,916       14,245         14,916          15,477
      7/95     16,723       15,970         16,723          19,509
      7/96     18,905       18,054         18,905          22,739
      7/97     28,292       27,019         28,292          34,590
      7/98     32,392       30,934         32,410          41,282
      7/99     38,639       37,211         39,285          49,623

        Average Annual Total Return for the Period Ended July 31, 19991

                      Investment A*    Investment C**    Institutional***
-----------------------------------------------------------------------------
1 Year..............     14.90%            19.29%             21.21%
5 Year..............     20.06%            20.97%             21.37%
10 Year.............     14.05%            14.47%             14.66%
-----------------------------------------------------------------------------


Past performance is not indicative of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

/1/The quoted performance of the Fifth Third Cardinal Fund includes performance of its predecessor fund, The Cardinal Fund, an open-end investment company advised by the Cardinal Management Group, for periods dating back to 5/31/75 and prior to the Fifth Third Cardinal Fund's commencement of operations on 9/21/98. The performance for the Fund shown for the periods prior to 9/21/98 reflects the deduction of fees associated with The Cardinal fund. If the fees associated with the Fund had been deducted, performance would have been lower. The performance also reflects reinvestment of all dividends and capital-gains distributions.

*Reflects the maximum sales charge of 4.5%.

**Investment C Shares were initially offered 9/21/98. The performance figures for Investment C Shares for periods prior to such date represent the performance for Investment A Shares of the Fund. Investment C shareholders that redeem within one year of purchase are subject to a contingent deferred sales charge of 1.00%. Investment C Shares are also subject to administrative service fees at a maximum rate of 0.25% and Rule 12b-1 fees of up to 0.75% of the average daily net asset value of Investment C Shares. If these fees were reflected, performance would have been lower. Investment A Shares are subject to Rule 12b-1 fees of up to 0.25% of the average daily net asset value of Investment A Shares.

***The performance for the Institutional Shares prior to 8/11/98 is based on the performance of the Investment A Shares.

The Fund's performance is measured against the Standard & Poor's 500 Index, a managed index generally representative of the stock market. It is also measured against the Lipper Growth Fund's Average, representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into this category. The Standard & Poor's 500 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. However, the Lipper Growth Funds Average and the Fund's performance do reflect the deduction of fees for these value-added services.

Fund Management.
----------------

     Investment Advisor - Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment manager to the Quality Growth Fund and the Cardinal Fund. Fifth Third Bank is a subsidiary of Fifth Third Bancorp.

     As of September 30, 1999, Fifth Third Bank had approximately $18 billion of assets under management, including approximately $4.6 billion of assets held by mutual funds.

     The management fees paid by the Funds for the fiscal year ended July 31, 1999 are as follows:

                                                                                    As a percentage of
                                                                                    average net assets
---------------------------------------------------------------------------------------------------------
Fifth Third Quality Growth Fund                                                             0.80%
---------------------------------------------------------------------------------------------------------
Fifth Third Cardinal Fund                                                                   0.60%
---------------------------------------------------------------------------------------------------------

     Portfolio Manager - Steven E. Folker has been the portfolio manager for the Quality Growth Fund since 1993 and the Cardinal Fund since 1998. Currently, he is the Chief Equity Strategist for Fifth Third Investment Advisors and is Vice President and Trust Officer of Fifth Third Bank. He is also a Chartered Financial Analyst, has over 16 years of investment experience and is a member of the Cincinnati Society of Financial Analysts. He earned a B.B.A. in Finance & Accounting and an M.S. in Finance, Investments & Banking from the University of Wisconsin.

     Legal Proceedings - There are no pending material legal proceedings to which Fifth Third Funds, the Quality Growth Fund, or the Cardinal Fund is a party.

Net Asset Value - Quality Growth Fund and Cardinal Fund.  The price of Fund
-------------------------------------------------------
shares is based on the Fund's Net Asset Value (NAV). The value of each portfolio instrument held by the Funds is determined by using market prices. Under special circumstances, such as when an event occurs after the close of the exchange on which a Fund's portfolio securities are principally traded, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing. Each Fund's NAV is calculated at 4:00 p.m. Cincinnati time each day the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Each Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Funds will be closed on those days that Fifth Third Bank is closed and on the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.

Purchasing and Adding to Your Shares - Quality Growth Fund and Cardinal Fund.
-----------------------------------------------------------------------------

You may purchase shares on the days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds or its transfer agent. All orders must be received by the Funds or its transfer agent prior to 4:00 p.m. Cincinnati time in order to receive that day's NAV.

You may purchase Investment A and Investment C shares through Fifth Third Securities, Inc. as well as broker-dealers and financial institutions which have a sales agreement with the distributor of Fund shares. (Special rules apply for former shareholders of the Cardinal Fund. See below.) In order to purchase Investment A shares through Fifth Third Securities, Inc. or another financial institution, you must open an account with that institution. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in the Funds will be held in an omnibus account in the name of that institution.

Regarding Investment A and Investment C shares, the entity through which you are purchasing your shares is responsible for transmitting orders to the Funds by 4:00 p.m. Cincinnati time and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information.

Institutional shares only may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, or broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with Fifth Third Bank to place trades for themselves or their clients for a fee. In order to purchase Institutional shares through one of those entities, you must have an account with it.

Regarding Institutional shares, the entity through which you are purchasing your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information.



Minimum Investments                The minimum initial investment in Investment
                                   A shares, Investment C shares, or
                                   Institutional shares of the Funds offered by this Prospectus is $1,000. Subsequent investments must be in amounts of at least
                                   $50.

                                   All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. Third-party checks are no accepted.

                                   For details, contact the Trust toll-free at 1-888-799-5353 or write to: Fifth Third Funds, c/o Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

                                   The Funds may reject a purchase order for any reason.

Systematic Investment Program      You may make monthly systematic investments
(Investment A shares and           in Investment A shares of the Funds from
Investment C shares only)          your bank account. There is no minimum
                                   amount required for initial amounts invested into the Funds. You may elect to make systematic investments on the 1/st/ or the 15/th/ of each month, or both. If the 1/st/ or the 15/th/ of the month is not a day on which the Fund is open for business, the purchase will be made on the previous day the Fund is open for business. Please contact
                                   Fifth Third Securities, Inc. or your
                                   financial institution for more information.

Avoid 31% Tax Withholding

Each Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.

Instructions for Purchases by Former Cardinal Fund Shareholders
(Investment A shares and Investment C shares only)

If you held in your name (rather than through brokerage account) shares of the Cardinal Fund at the time the Fund was merged into the Fifth Third Funds, and you continue to hold in your name the shares of the Cardinal Fund that you received in the merger or by way of a subsequent exchange, you may purchase additional shares of that Fifth Third Fund directly from the Funds rather than through Fifth Third Securities, Inc. or another financial institution. The Funds reserve the right to change or eliminate these privileges at any time:

By Mail             For Subsequent Investments:

                    1. Use the investment slip attached to your account statements. Or, if unavailable, provided the following information:

                         .    Fund name

                         .    Share class
                         .    Amount invested
                         .    Account name and account number

                    2. Make check, bank draft or money payable to "Fifth Third Funds" and include your account number on the check.

                    3. Mail or deliver investment slip and full payment to the following address:

                         By Regular Mail:              By Express Mail:
                         Fifth Third Funds             Fifth Third Funds
                         P.O. Box 182706               c/o BISYS Fund Services
                         Columbus, OH  43218-2706      3435 Stelzer Road
                                                       Columbus, OH  43219-3035

By Wire Transfer    For Subsequent Investments:
                    Instruct your bank to wire transfer your investments to:

                         Fifth Third Bank
                         Cincinnati, OH
                         ABA # 042000314
                         A/C # 99944318
                         Reference:  Fifth Third Funds
                         FCC:  Shareholder name, Fund name, and Account number

                    Note:  Your bank may charge a wire transfer fee.

Systematic          To begin making systematic investments or to increase the
Investment          amounts you already are investing:
Program
                         [_]  Write a letter of instruction indicating:
                              .    Your bank name, address, account number, and
                                   ABA routing number
                              .    The amount you wish to invest automatically
                         [_]  Attach a voided personal check.
                         [_]  Mail To:
                              Fifth Third Funds
                              P.O. Box 182706
                              Columbus, Ohio 43218-2706

Redemption - Quality Growth Fund and Cardinal Fund.
---------------------------------------------------

Selling Your Shares

You may sell your shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or your investment representative. All orders must be received by the Funds or its transfer agent prior to the time the Fund calculates its NAV in order to receive that day's NAV. Normally you will receive your proceeds within a week after your request is received.

You may sell Investment A shares through Fifth Third Securities, Inc. or the financial institution through which you purchased them. (Special rules apply for certain former shareholders of the Cardinal Fund. See below.)

The entity through which you are selling your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

In order to sell your Institutional shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

Systematic Withdrawal Plan - Investment A Shares and Investment C Shares

You may make automatic withdrawals on a monthly, quarterly or annual basis on the first day of that period that the Fund is open for business. Please contact Fifth Third Securities, Inc. or your financial institution for more information.

Postponement of Redemption Payments

Any Fund may delay sending to you redemption proceeds for up to 7 days, or longer if permitted by the SEC. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, for Investment A Shares and Investment C Shares, you can send to the Funds your request by regular mail to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to: Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035. For Institutional Shares, you can send to the Funds your request by regular mail to: Fifth Third Funds, 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

Instructions for Sales by Former Cardinal Fund Shareholders - Investment A
Shares

If you held in your name (rather than through brokerage account) shares of the Cardinal Fund at the time the Fund was merged into Fifth Third Funds, and you continue to hold in your name the shares of the Fifth Third Fund you received in the merger or by way of a subsequent exchange, you may sell your Fifth Third Fund shares directly by contacting the Funds rather than through Fifth Third Securities, Inc. or another financial institution.

By telephone             Call 1-800-282-5706 with instructions as to how you
Shares may be            wish receive your funds (mail, wire). The Funds make
redeemed in any          every effort to insure that telephone redemptions are
amount less than         only made by authorized traders. All telephone calls
$50,000 by               are recorded for your protection and you will be asked
telephone.               for information to verify your identity.

By mail                  1.   Write a letter of instruction indicating:
                              .    your Fund and account number
                              .    amount you wish to redeem
                              .    address where your check should be sent
                              .    account owner(s) signature

                         2.   Mail to:
                              Fifth Third Funds
                              P.O. Box 182706
                              Columbus, OH  43218-2706

By overnight service     1.   Write a letter of instruction indicating:
                              .    your Fund and account number
                              .    amount you wish to redeem
                              .    address where your check should be sent
                              .    account owner(s) signature

                         2.   Send to:
                              Fifth Third Funds
                              c/o BISYS Fund Services
                              3435 Stelzer Road
                              Columbus, Ohio 43219-3035

By Wire Transfer              Call 1-800-282-5706 to request a wire transfer
(Option available only if
previously set up on          If you call by the time designated by the Funds,
account)                      your payment will normally be wired to your bank
                              on the next business day.

                              The Fund charges a wire transfer fee of $8.
                              Note: Your financial institution may also charge a separate fee.

Systematic Withdrawal         To activate this feature 1-800-282-5706.
Plan


When Written Redemption Requests are Required

You must request redemptions writing in the following situations:

1.   Redemptions from Individual Retirement Accounts ("IRAs").
2. Redemption requests requiring a signature guarantee, which include each of the following.
     . Redemptions over $50,000
     . Your account address has changed within the last 30 days
     . The check is not being mailed to the address on your account
     . The redemption proceeds are being transferred to another Fund account with a different registration
     . The redemption proceeds are being wired to instructions currently not on your account

Signature guarantees may be obtained from a U.S. stock exchange member, a U.S. commercial bank or trust company, or any other financial institution that is a member of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations, which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

The Trust does not accept signatures guaranteed by notary public.

Redemptions Within 15 Days of Initial Investment

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.

Closing of Small Accounts - Investment A shares, Investment C shares, and Institutional shares

If your account falls below $1,000 because of redemptions, a Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Dividends and Distributions - Quality Growth Fund and Cardinal Fund.
--------------------------------------------------------------------

Distribution Arrangements/    Regarding Investment A Shares and Investment C
Sales Charges                 Shares, this section describes the sales charges
                              and fees you will pay as an investor and ways to qualify for reduced sales charges.

                                                        Investment A                    Investment C
                              Sales Charge (Load)       Front-end sales charge;         No front-end sales charge.
                                                        reduced sales charges           A contingent deferred sales
                                                        available.                      charge (CDSC) will be
                                                                                        imposed on shares redeemed
                                                                                        within 12 months

                                                                                        after purchase.

                              Distribution/Service      Subject to annual               Subject to annual
                              (12b-1) Fee               distribution and shareholder    distribution and
                                                        servicing fees of up to 0.25%   shareholder servicing fees
                                                        of the Fund's assets.           of up to 1.00% of the
                                                                                        Fund's assets.

                              Fund Expenses             Lower annual expenses than      Higher annual expenses than
                                                        Investment C shares.            Investment A shares

Calculation of Sales Charges

Investment A Shares           Investment A shares are sold at their public
                              offering price. This price includes the initial sales charge. Therefore, part of the money you send to the Funds will be used to pay the sales charge. The remainder is invested in Fund shares.
                              The sales charge decreases with larger purchases.
                              There is no sales charge on reinvested dividends and distributions.

                              The current sales charge rates are as follows:

                                                                           Sales Charge as a % of    Sales Charge as a %
                              Your Investment                                 Offering Price         of Your Investment
                              Less than $50,000                                    4.50%                   4.71%
                              -------------------------------------------------------------------------------------------
                              $50,000 but less than $100,000                       4.00%                   4.17%
                              -------------------------------------------------------------------------------------------
                              $100,000 but less than $150,000                      3.00%                   3.09%
                              -------------------------------------------------------------------------------------------
                              $150,000 but less than $250,000                      2.00%                   2.04%
                              -------------------------------------------------------------------------------------------
                              $250,000 but less than $500,000                      1.00%                   1.01%
                              -------------------------------------------------------------------------------------------
                              $500,000 or more                                     0.00%                   0.00%
                              -------------------------------------------------------------------------------------------

                              If you have a Club 53 Account, One Account
                              Advantage or Platinum One Account through Fifth Third Bank, you are eligible for the following reduced sales charges:

                                                                         Sales Charge as a % of    Sales Charge as a %
                              Your Investment                                Offering Price         of Your Investment
                              Less than $50,000                                  3.97%                   4.13%
                              -----------------------------------------------------------------------------------------
                              $50,000 but less than $100,000                     3.47%                   3.59%
                              -----------------------------------------------------------------------------------------
                              $100,000 but less than $150,000                    2.47%                   2.53%
                              -----------------------------------------------------------------------------------------
                              $150,000 but less than $250,000                    1.47%                   1.49%
                              -----------------------------------------------------------------------------------------
                              $250,000 but less than $500,000                    0.47%                   0.47%
                              -----------------------------------------------------------------------------------------
                              $500,000 and above                                 0.00%                   0.00%
                              -----------------------------------------------------------------------------------------

                              If you purchase $500,000 or more of Investment A shares and do not pay a sales charge, and you sell any of those shares before the first anniversary of purchase, you will pay a 1% contingent deferred sales charge, or CDSC, in the portion redeemed at the time of redemption. The CDSC will be based upon the lowest of the NAV at the time of purchase and the NAV at the time of redemption. In any sales, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Sales Charge Reductions       You may qualify for reduced sales charges under
                              the following circumstances:

                              . Letter of Intent. You inform the Fund in writing that you intend to purchase at least $50,000 of Investment A shares over a 13-month period to qualify for a reduced sales charge. You must include up to 4.5% of the total amount you intend to purchase with your letter of intent. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

                              . Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

                              . Combination Privilege. Combine accounts of multiple Funds (excluding the Money Market
                                   Fund) or accounts of immediate family
                                   household members (spouse and children under 21) to achieve reduced sales charges.

Sales Charge Waivers          The following transactions qualify for waivers of
                              sales charges that apply to Investment A shares:

                              .    Shares purchased by investment
                                   representatives through fee-based investment products or accounts.

                              . Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the Advisor or its affiliates or invested in any Fifth Third Fund.

                              . Shares purchased for trust or other advisory accounts established with the Advisor or its affiliates.

                              . Shares purchased by directors, trustees, employees, and family members of the Advisor and its affiliates and any organization that provides services to the Funds; retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Adviser or the Administrator belongs.

                              . Shares purchased in connection with 401(k) plans, 403(b) plans and other employer-sponsored qualified retirement plans, "wrap" type programs non-transactional fee fund programs, and programs offered by fee-based financial planners and other types of financial institutions (including omnibus service providers).

                              .    Distributions from Qualified Retirement
                                   Plans. There also is no sales charge for Fund shares purchased with distributions from qualified retirement plans or other administered by Fifth Third Bank.

Investment C Shares                Class C shares are offered at NAV, without
                                   any up-front sales charge. Therefore, all the money you send to the Funds is used to purchase Fund shares. If you sell your Investment C shares before the first anniversary of purchase, however, you will pay a 1% contingent deferred sales charge or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Reinstatement Privilege       If you have sold Investment A or C shares and
                              decide to reinvest in the Fund within a 90 day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 90 days of the date your instructions to sell were processed.

Distributions/                12b-1 fees compensate the Distributor and other
Service (12b-1) Fees          dealers and investment representatives for
                              services and expenses related to the sale and distribution of the Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment. 12b-1 fees may cost you more than paying other types of sales charges.

                              The 12b-1fees vary by share class as follows:

                              . Investment A shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of a Fund.

                              . Investment C shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the applicable Fund. The Distributor may use up to 0.25% of the 12b-1 fee for shareholder servicing and up to 0.75% for distribution. This will cause expenses for Investment C shares to be higher and dividends to be lower than for Investment A shares. The higher 12b-1 fee on Investment C shares, together with the CDSC, help the Distributor sell Investment C shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commission to investment representatives.

                                   Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

Dealers Incentives                 BISYS, the distributor of Fund shares, in its
                                   discretion, may pay all dealers selling
                                   Investment A shares all or a portion of the sales charges it normally retains.

DIVIDENDS AND CAPITAL GAINS        All dividends and capital gains will be
(Investment A Shares, Investment   automatically reinvested unless you request
C Shares, and Institutional        otherwise. You can receive them in cash or by
Shares)                            electronic funds transfer to your bank
                                   account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions. Institutional share dividends are higher than Investment A share dividends which are higher than Investment C share dividends. This is because Institutional shares have lower operating expenses than Investment A shares which have lower operating expenses than Investment C shares.

                              Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

                              Dividends, if any, are declared and paid monthly by the Quality Growth Fund. Dividends, if any, are declared and paid quarterly by the Cardinal Fund. Capital Gains, if any, are distributed at least annually.

Taxes - Quality Growth Fund and Cardinal Fund.
----------------------------------------------

Federal Income Tax

Each Fund expects to distribute substantially all of its investment income (including net capital gains) to its shareholders. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the shares. No federal income tax is due on any dividend earned in an IRA or qualified retirement plan until distributed.

This is a brief summary of certain federal income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Financial Highlights - Quality Growth Fund and Cardinal Fund.
-------------------------------------------------------------

The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). With respect to financial highlights for periods through July 31, 1999, the information has been audited by Ernst & Young LLP, except that the financial highlights for the Cardinal Fund for each of the respective years or periods ended September 30, 1997 were audited by other auditors whose report dated November 14, 1997 expressed an unqualified opinion. Ernst & Young LLP's report, along with the Funds' financial statements, are included in the annual report, which is available upon request. The information for the period ended January 31, 2000 has not been audited.

            Financial Highlights

                                           Fifth Third Quality Growth Fund
                                           Investment A Shares


                                       Six Months
                                         Ended                           Year Ended July 31,
                                      Jan. 31, 2000       ------------------------------------------------
                                       (Unaudited)          1999       1998      1997      1996     1995
Per Share Data                         -----------        --------   --------  --------  --------  -------
Net Asset Value, Beginning of
 Period                                  $  23.31         $  20.26   $  19.23  $  13.16  $  11.79  $  9.70
-----------------------------------------------------------------------------------------------------------
Income from Investment
 Operations:
 Net investment income/(loss)               (0.04)           (0.06)      0.03      0.08      0.12     0.14
 Net realized and unrealized
  gains/(losses) from
  investments                                2.15             5.06       2.49      6.75      1.37     2.09
-----------------------------------------------------------------------------------------------------------
Total from Investment
 Operations                                  2.11             5.00       2.52      6.83      1.49     2.23
-----------------------------------------------------------------------------------------------------------
Distributions to shareholders
 from:
 Net investment income                         --              --       (0.03)    (0.09)    (0.12)   (0.14)
 Net realized gains on
 investments                                 (1.17)           (1.95)     (1.46)    (0.67)      --       --
Total Distributions                         (1.17)           (1.95)     (1.49)    (0.76)    (0.12)   (0.14)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                                  $  24.25         $  23.31   $  20.26  $  19.23  $  13.16  $ 11.79
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Total Return (excludes sales
 charge)                                     9.18%(a)        26.48%     14.12%    54.02%    12.69%   23.21%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                                    1.24%(b)         1.21%      1.00%     1.00%     0.99%    1.00%
 Net investment income/(loss)               (0.36%(b)        (0.29%)     0.10%     0.45%     0.98%    1.44%
 Expense
  waiver/reimbursement(c)                    0.02%(b)         0.08%      0.37%     0.36%     0.03%    0.05%
-----------------------------------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period
  (000s)                                 $161,663         $116,963   $520,068  $399,683  $134,469  $82,594
 Portfolio turnover(d)                          7%              34%        45%       37%       37%      34%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

(a) Not annualized.
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

            Financial Highlights

                                           Fifth Third Quality Growth Fund
                                           Investment C Shares

                                              Six Months
                                                Ended          Year Ended July 31,        Period Ended
                                            Jan. 31, 2000      ------------------------     July 31,
                                             (Unaudited)        1999     1998     1997       1996*
Per Share Data                              --------------     ------   ------   ------   ------------
Net Asset Value, Beginning of Period            $   22.97      $20.10   $19.18   $13.16      $13.37
--------------------------------------------------------------------------------------------------------
Income from Investment Operations:
 Net investment income/(loss)                       (0.09)      (0.18)   (0.07)   (0.03)         --
 Net realized and unrealized
  gains/(losses) from investments                    2.11        5.00     2.45     6.72       (0.21)
--------------------------------------------------------------------------------------------------------
Total from Investment Operations                     2.02        4.82     2.38     6.69       (0.21)
--------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                 --          --       --       --          --
 Net realized gain on investment                    (1.17)      (1.95)   (1.46)   (0.67)         --
Total Distributions                                 (1.17)      (1.95)   (1.46)   (0.67)         --
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $   23.82      $22.97   $20.10   $19.18      $13.16
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charge)                 8.92%(a)   25.76 %  13.41 %  52.79 %     12.50%(e)
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                                            1.74%(b)    1.80 %   1.63 %   1.75 %      1.77%(b)
 Net investment income/(loss)                       (0.29%)     (0.89)%  (0.54)%  (0.32)%      0.26%(b)
 Expense waiver/reimbursement(c)                     0.08%       0.30 %   0.39 %   0.26 %      0.06%(b)
------------------------------------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period (000s)             $  11,636      $9,775   $8,357   $3,146      $  420
 Portfolio turnover(d)                                  7%         34 %     45 %     37 %        37%
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

* Reflects operations for the period from April 25, 1996 (date of commencement of operations) to July 31, 1996.
(a) Not annualized
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(e) Represents total return for Investment A shares for the period from August 1, 1995 to April 24, 1996 plus the total return for the Investment C shares for the period from April 25, 1996 to July 31, 1996.

Financial Highlights

                                                                     Fifth Third Quality Growth Fund
                                                                                 Institutional Shares

                                                             Six Months
                                                               Ended               Period Ended
                                                           Jan. 31, 2000          July 31, 1999*
                                                            (Unaudited)
Per share data                                            ----------------        --------------
Net asset value, beginning of period                         $  23.37                $  19.45
--------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income/(loss)                                   (0.01)                  (0.02)
 Net realized and unrealized gains/(losses)
 from investments                                                2.14                    5.89
--------------------------------------------------------------------------------------------------
 Total from investment operations                                2.13                    5.87
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                              -                       -
 Net realized gain on investments                               (1.17)                  (1.95)
--------------------------------------------------------------------------------------------------
 Total distributions                                            (1.17)                  (1.95)
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  24.33                $  23.37
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Total return (excludes sales charge)                             9.24% (a)              32.08% (a)
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                                                        0.99% (b)               1.00% (b)
 Net investment income/(loss)                                   (0.11%)(b)              (0.10%)(b)
 Expense waiver/reimbursement(c)                                 0.02% (b)               0.05% (b)
--------------------------------------------------------------------------------------------------
Supplemental data:
 Net assets at end of period (000s)                          $683,078                $583,753
 Portfolio turnover(d)                                              7%                     34%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

  * Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
(a) Not annualized.
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                            Fifth Third Cardinal Fund**
                                            Investment A Shares

                           Six Months
                              Ended            Period ended         Year Ended September 30,
                          Jan. 31, 2000          July 31,      --------------------------------------
                           (Unaudited)            1999*          1998      1997      1996      1995
Per Share Data            -------------        ------------    --------  --------  --------  --------
Net Asset Value,
 Beginning of Period           $  19.38          $  14.87      $  16.65  $  13.13  $  13.23  $  12.73
------------------------------------------------------------------------------------------------------
Income from Investment
 Operations:
 Net investment income            (0.01)            (0.01)         0.14      0.14      0.25      0.36
 Net realized and
  unrealized
  gains/(losses) from
  investments                      1.50              5.08          0.27      4.64      1.95      1.32
Total from Investment
 Operations                        1.49              5.07          0.41      4.78      2.20      1.68
------------------------------------------------------------------------------------------------------
Distributions to
 shareholders from:
 Net investment income               --             (0.01)        (0.14)    (0.13)    (0.26)    (0.35)
 In excess of net
  investment income                  --               --          (0.04)      --        --        --
 Net realized gains               (3.74)            (0.55)        (2.01)    (1.13)    (2.04)    (0.83)
------------------------------------------------------------------------------------------------------
Total Distributions               (3.74)            (0.56)        (2.19)    (1.26)    (2.30)    (1.18)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                        $  17.13          $  19.38      $  14.87  $  16.65  $  13.13  $  13.23
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Total Return (excludes
 sales charge)                     8.09%(a)         34.60% (a)     2.50%    39.17%    17.96%    14.84%
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net
 Assets:
 Expenses                         (0.17%)(b)         1.04% (b)     0.92%     1.06%     0.75%     0.70%
 Net investment
  income/(loss)                   (0.17%)(b)        (0.07%)(b)     0.76%     0.97%     1.90%     2.89%
 Expense
  waiver/reimbursement(c)          0.06%(b)          0.07% (b)     0.09%     0.06%     0.10%     0.00%
------------------------------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of
  period (000s)                $238,353          $243,790      $232,903  $267,908  $229,042  $226,181
 Portfolio turnover(d)                0%               15%           15%       13%       58%       20%
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

*   Reflects operations for the period from October 1, 1998 through July 31,
    1999.
** Information prior to September 21, 1998 is for the Cardinal Fund, the predecessor of the Fifth Third Cardinal Fund.
(a) Not annualized.
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights
                                                    Fifth Third Cardinal Fund**
                                                    Investment C Shares

                                                               Six Months
                                                                  Ended          Period ended
                                                              Jan. 31, 2000        July 31,
                                                               (Unaudited)          1999*
Per Share Data                                                -------------      ------------
Net Asset Value, Beginning of Period                                $ 19.22         $15.63
-----------------------------------------------------------------------------------------------
Income from Investment Operations:
 Net investment income                                                (0.05)         (0.05)
 Net realized and unrealized gains/(losses) from investments           1.47           4.19
Total from Investment Operations                                       1.42           4.14
-----------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                                   --            --
 In excess of net investment income                                      --            --
 Net realized gains                                                   (3.74)         (0.55)
-----------------------------------------------------------------------------------------------
Total Distributions                                                   (3.74)         (0.55)
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                      $ 16.90         $19.22
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Total Return (excludes sales charge)                                   7.78%(a)      26.99% (a)
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                                                              1.57%(b)       1.65% (b)
 Net investment income/(loss)                                         (0.66%)(b)     (0.66%)(b)
 Expense waiver/reimbursement(c)                                       0.31%(b)       0.24% (b)
-----------------------------------------------------------------------------------------------
Supplemental data:
 Net Assets at end of period (000s)                                 $   976          $  839
 Portfolio turnover(d)                                                    0%             15%
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

* Reflects operations for the period from October 22, 1998 (date of commencement of operations) to July 31, 1999.
** Information prior to September 21, 1998 is for the Cardinal Fund, the predecessor of the Fifth Third Cardinal Fund.
(a) Not annualized.
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                                    Fifth Third Cardinal Fund***
                                                            Institutional Shares

                                  Six Months
                                     Ended
                                 Jan. 31, 2000    Period Ended    Year Ended     Period Ended
                                  (Unaudited)    July 31, 1999* Sept. 30, 1998 Sept. 30, 1997**
Per share data                   -------------   -------------- -------------- ----------------
Net asset value, beginning of
 period                              $19.51          $14.86        $ 16.64         $ 12.92
-----------------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income                 0.02            0.04           0.15            0.12
 Net realized and unrealized
  gains/(losses) from
  investments                          1.52            5.17           0.28            3.70
-----------------------------------------------------------------------------------------------
 Total from investment
  operations                           1.54            5.21           0.43            3.82
-----------------------------------------------------------------------------------------------
Distributions to shareholders
 from:
 Net investment income                    -           (0.01)         (0.15)          (0.10)
 In excess of net investment
  income                                  -               -          (0.05)              -
 Net realized gain on
  investments                         (3.74)          (0.55)         (2.01)              -
-----------------------------------------------------------------------------------------------
 Total distributions                  (3.74)          (0.56)         (2.21)          (0.10)
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Net asset value, end of period       $17.31          $19.51        $ 14.86         $ 16.64
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Total return (excludes sales
 charge)                               8.31%(a)       35.61%(a)       2.60%          29.77%
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Expenses                              0.82%(b)        0.82%(b)       0.84%           1.00%
 Net investment income/(loss)          0.14%(b)        0.16%(b)       0.85%           1.04%
 Expense waiver/reimbursement(c)       0.07%(b)        0.07%(b)       0.09%           0.00%
-----------------------------------------------------------------------------------------------
Supplemental data:
 Net assets at end of period
  (000s)                             $2,858          $6,946        $25,542         $26,881
 Portfolio turnover(d)                    0%             15%            15%           0.13%
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

  * Reflects operations for the period from October 1, 1998 through July 31,
    1999.
 ** Reflects operations for the period from January 2, 1997 (date of commencement of operations) to September 30, 1997.
*** Information prior to September 21, 1998 is for the Cardinal Fund, the predecessor of the Fifth Third Cardinal Fund.
(a) Not annualized.
(b) Annualized.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Information Filed With The Securities And Exchange Commission. Fifth Third Funds
--------------------------------------------------------------
is subject to the informational requirements of the Securities Exchange Act of 1934 and in accordance therewith file reports and other information with the SEC. Reports, proxy and information statements, registration statements and other information filed by Fifth Third Funds can be inspected and copied at the public reference facilities of the SEC at 450 Fifth Street, N.W. Washington, D.C. 20549. Copies of such filings may also be available at the following SEC regional offices: 90 Devonshire Street, Suite 700, Boston, MA 02109; 500 West Madison Street, Suite 1400, Chicago, IL 60611-2511; and 601 Walnut Street, Suite 1005E, Philadelphia, PA 19106. Copies of such materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549 at prescribed rates.

                               VOTING INFORMATION
                               ------------------

     Proxies are being solicited from shareholders of the Cardinal Fund by the Trustees of Fifth Third Funds for the Special Meeting of Shareholders to be held on October 17, 2000, at the offices of Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263 at 10:00 a.m., Eastern time, or at such later time made necessary by adjournment. This Combined Prospectus/Proxy Statement and the enclosed form of proxy are being mailed to shareholders on or about August
                                                                    ------
[DATE], 2000.  The costs of the proxy materials and proxy solicitations will be
------
borne by Fifth Third Bank. A proxy may be revoked at any time at or before the meeting by submitting to Fifth Third Funds a subsequently dated proxy, delivering a written notice of revocation to Fifth Third Funds at 3435 Stelzer Road, Columbus, Ohio 43219 or as otherwise described in the "Introduction" above. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy, or, if no specification is made, FOR the proposal (set forth in item (1) of the Notice of Special Meeting to implement the reorganization of the Cardinal Fund by the transfer of all of its assets to the Quality Growth Fund, in exchange for Fifth Third Investment A, Investment C and Institutional shares of the Quality Growth Fund (collectively, "Shares") and the assumption by the Quality Growth Fund of all of the liabilities of the Cardinal Fund followed by the dissolution and liquidation of the Cardinal Fund and the distribution of Shares to the shareholders of the Cardinal Fund. All Cardinal Fund shareholders will receive shares of the Fifth Third Class (Investment A, Investment C or Institutional) that corresponds to the Class of the Cardinal Fund Shares that they hold. The Transaction contemplated by the Plan of Reorganization will be consummated only if approved by the affirmative vote of a majority of all votes attributable to the voting securities of the Cardinal Fund voting as a Fund, as described above. In the event the shareholders do not approve the reorganization, the Trustees of Fifth Third Funds will consider possible alternative arrangements in the best interests of Fifth Third Funds and its shareholders.

     Proxies are being solicited by mail. Shareholders of record of each Fifth Third Fund at the close of business on August 18, 2000, (the "Record Date"), will be entitled to vote at the Special Meeting of Shareholders or any adjournment thereof. Each Share is entitled to one vote as of the close of business on August 18, 2000. Shareholders are entitled to one vote per share and a proportionate fractional vote for any fractional share. The holders of a majority of votes attributable to the outstanding voting shares of a Fifth Third Fund represented in person or by proxy at the meeting will constitute a quorum for such Fund for the meeting, and a majority of the shares of a Fifth Third Fund voted on the Transaction is necessary to approve the Transaction.

     As of August 18, 2000, there were outstanding the following amount of Shares of Investment A, Investment C and Institutional Class of the Cardinal
Fund:

Investment A Shares:
Investment C Shares:
Institutional Shares:

     Votes cast by proxy, telephone, the Internet or in person at the meeting will be counted by the inspector of election appointed by Fifth Third Funds.
The inspector of election will count the total number of votes cast "for" approval of the proposal for purposes of determining whether sufficient affirmative votes have been cast. The inspector of election will count shares represented by proxies that reflect abstentions as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum; however, the inspector of election will not count "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have the discretionary voting power on a particular matter) as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum. For purposes of determining whether an issue has been approved, abstentions have the effect of a negative vote on the proposal, and broker non-votes are treated as "against" votes in those instances where approval of an issue requires a certain percentage of all votes outstanding, but are given no effect in those instances where approval of an issue requires a certain percentage of the votes constituting the quorum for such issue.

     Fifth Third Funds' Trustees know of no matters other than those set forth herein to be brought before the meeting. If, however, any other matters properly come before the meeting, it is the Trustees' intention that proxies will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

     As of August 18, 2000, the officers and Trustees of Fifth Third Funds as a group beneficially owned less than 1% of the outstanding shares of Investment A, Investment C and Institutional Shares of any of the Fifth Third Funds [CONFIRM]. The information in the following table shows, to the best of the knowledge of Fifth Third Funds, the shareholders who owned of record or beneficially 5% or more of the indicated Fund and Class. The table also shows, as far as practicable, the percentage of record and beneficial ownership of these same shareholders upon consummation of the Transaction calculated on the basis of holdings as of the August 18, 2000 record date. Those shareholders who beneficially own 25% or more of the outstanding shares of a Fund may be deemed to be controlling persons of that Fund under the 1940 Act.

                                                             Approximate   Approximate
                                                 Percent of  Percent of    Percent of
                                                 Beneficial  Record        Beneficial
                                                 Ownership   Ownership     Ownership
                    Percent of Record Ownership  as of       Upon          Upon
Name and Address    as of 8/18/2000              8/18/2000   Consummation  Consummation
------------------  ---------------------------  ----------  ------------  ------------
FIFTH THIRD
QUALITY GROWTH FUND



FIFTH THIRD
CARDINAL FUND

[Please confirm that 5% or more of any class will not be held subject to any voting trust or similar agreement.]

THE BOARD OF TRUSTEES OF FIFTH THIRD FUNDS, INCLUDING THE INDEPENDENT TRUSTEES, UNANIMOUSLY RECOMMEND APPROVAL OF THE PLAN.

                 INTEREST OF CERTAIN PERSONS IN THE TRANSACTION
                 ----------------------------------------------

     Fifth Third Bank may be deemed to have an interest in the merger because it provides investment advisory services to the Fifth Third Funds pursuant to an advisory agreement with Fifth Third Funds. Future growth of assets of Fifth Third Funds can be expected to increase the total amount of fees payable to Fifth Third Bank and to reduce the amount of fees required to be waived to maintain total fees of the Funds at agreed upon levels.



                                 FIFTH THIRD FUNDS
                                 -----------------

General
-------

     For a general discussion of the Fifth Third Funds, see the Fifth Third Prospectuses. For the convenience of Fifth Third Funds shareholders, certain cross-references to the Prospectuses are set forth below.

Financial Information
---------------------

     For information on per-share income and capital changes of a Fifth Third Fund, see "Financial Highlights" in the Fifth Third Prospectus pertaining to such Fund.

Expenses
--------

     For a discussion of a Fifth Third Fund's expenses, see "Fee Tables" and "Expense Examples" in the Fifth Third Prospectus pertaining to such Fund.

Investment Objectives and Policies
----------------------------------

     For a discussion of a Fifth Third Fund's investment objective and policies, see "Fundamental Objective" and "Principal Investment Strategies" in the Fifth Third Prospectus pertaining to such Fund.

Trustees
--------

     Overall responsibility for management of Fifth Third Funds rests with its Board of Trustees who are elected by the shareholders of Fifth Third Funds. There are currently three Trustees, none of whom is considered to be an "interested person" of Fifth Third Funds as defined in the Investment Company Act of 1940. The Trustees, in turn, elect the officers of Fifth Third Funds to supervise actively its day-to-day operations.

     The Trustees of Fifth Third Funds, their addresses and principal occupations during the past five years are set forth as follows:

                                                 Position(s) Held             Principal Occupation
                                                 ----------------             --------------------
Name and Address              Birthdate          With Fifth Third             During Past 5 Years
----------------              ---------          ----------------             -------------------
Albert E. Harris              July 2, 1932             Chairman               Chairman of the Board of Trustees of Fifth
5905 Graves Road,                                                             Third Funds, formerly Chairman of the Board,
Cincinnati, OH 45243                                                          ED Holdings, Inc. (retired July, 1993).

Edward Burke Carey            July 2, 1945             Trustee                Member of the Board of Trustees, President of
394 East Town Street,                                                         Carey Leggett Realty Advisors.
Columbus, OH 43215

Lee A. Carter                 December 17, 1938        Trustee                Member of the Board of Trustees, formerly
425 Walnut Street,                                                            President, Local Marketing Corporation
Cincinnati, OH 45202                                                          (retired December 31, 1993).

Investment Advisor
------------------

     For a discussion of Fifth Third Bank and the services performed by it and its fees with respect to a Fifth Third Fund, see "The Advisor" in the Fifth Third Prospectus pertaining to such Fund.

Administrator
-------------

     For a discussion of the activities of BISYS Fund Services LP as the Fifth Third Funds' administrator, the services performed by it and its fees with respect to a Fifth Third Fund, see "Fund Administration" in the Fifth Third Prospectus pertaining to such Fund.

Distributor
-----------

     For a discussion of the activities of BISYS Fund Services LP as distributor, see "The Distributor" in the Distribution Plan and Administrative Services Agreement in the Fifth Third Funds Statement of Additional Information.

Redemption or Repurchase of Shares
----------------------------------

     For a discussion concerning redemption or repurchase of shares of the Fifth Third Funds, see "Redemption of Shares - Purchasing and Selling Fund Shares" in any Fifth Third Funds Prospectus.

Dividends and Distributions
---------------------------

     For a discussion of the Fifth Third Funds' policies with respect to dividends and distributions of a Fifth Third Fund, see "Dividends and Capital Gains" in the Fifth Third Funds Prospectus pertaining to such Fund.

Exchange Privileges
-------------------

     For a discussion of a Fifth Third Funds shareholder's right to exchange particular Class shares of a Fifth Third Fund for other Class shares of the same Fifth Third Fund, or the same Class shares or other Class shares of another Fifth Third Fund, see "Exchanging Your Shares" in any Fifth Third Funds Prospectus.

Legal Proceedings
-----------------

     There are no pending material legal proceedings to which Fifth Third Funds is a party.

Shareholder Inquiries
---------------------

     Shareholder inquiries relating to the Fifth Third Funds may be addressed to Fifth Third Funds' administrator by writing to Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219 or by calling 1-888-799-5353.

                                 [BACK COVER PAGE]

No person has been authorized to give any information or to make any representations not contained in this Combined Prospectus/Proxy Statement in connection with the offering made by this Combined Prospectus/Proxy Statement and, if given or made, such information or representations must not be relied upon as having been authorized by Fifth Third Funds. This Combined Prospectus/Proxy Statement does not constitute an offering by Fifth Third Funds in any jurisdiction in which such offering may not lawfully be made.

                                  APPENDIX A

                        FORM OF PLAN OF REORGANIZATION

                               FIFTH THIRD FUNDS

                         Fifth Third Cardinal Fund and
                        Fifth Third Quality Growth Fund


                            PLAN OF REORGANIZATION


   This Plan of Reorganization having been approved by the Board of Trustees of Fifth Third Funds is made as of June 21, 2000, by Fifth Third Funds (the "Plan"). The capitalized terms used herein shall have the meaning ascribed to them in this Plan.

OVERVIEW OF PLAN OF REORGANIZATION

     (1) The Fifth Third Cardinal Fund (the "Cardinal Fund") will sell, assign, convey, transfer and deliver to the Fifth Third Quality Growth Fund (the "Quality Growth Fund") on the Exchange Date all of the properties and assets existing at the Valuation Time in the Cardinal Fund. In consideration therefor, the Quality Growth Fund shall, on the Exchange Date, assume all of the liabilities of the Cardinal Fund for a number of full and fractional Shares of the Quality Growth Fund having an aggregate net asset value equal to the value of the assets of the Cardinal Fund transferred to the Quality Growth Fund on such date less the value of the liabilities of the Cardinal Fund assumed by the Quality Growth Fund on that date. It is intended that the reorganization described in this Plan shall be a tax-free reorganization under the Internal Revenue Code of 1986, as amended (the "Code").

     (2) Upon consummation of the transactions described in paragraph (1) of this Plan, the Cardinal Fund shall distribute in complete liquidation to its shareholders of record as of the Exchange Date the Shares of beneficial interest ("Shares") of the Quality Growth Fund received by it, each shareholder being entitled to receive the number of such Shares of the Quality Growth Fund equal to the proportion which the number of Shares of the Cardinal Fund held by such shareholder bears to the number of such Shares of the Cardinal Fund outstanding on such date.

FACTUAL BASIS OF THE PLAN

     1. (a) Fifth Third Funds is a business trust duly established and validly existing under the laws of the Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry out the transactions involved under this Plan. Each of Fifth Third Funds, the Cardinal Fund and the Quality Growth Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted and to carry out this Plan.

        (b) Fifth Third Funds is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect. The Cardinal Fund and the Quality Growth Fund have elected to qualify and have qualified as regulated investment companies under Part I of Subchapter M of the Code as of and since their first taxable year and the Cardinal Fund and the Quality Growth Fund qualify and intend to continue to qualify as regulated investment companies for the taxable year ending upon their liquidation. The Cardinal Fund and the Quality Growth Fund have been regulated investment companies under such Sections of the Code at all times since their inception.

        (c) The statement of assets and liabilities, statement of operations, and statements of changes in net assets financial highlights and schedule of investments (indicating their market values) for the Cardinal Fund and the Quality Growth Fund for the year ended July 31, 2000, fairly present the financial position of the Cardinal Fund and the Quality Growth Fund as of such date and said statements of operations and changes in net assets and financial highlights fairly reflect the results of operations, changes in net assets and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles.

     (d) The prospectus of each of the Cardinal Fund and the Quality Growth Fund dated November 30, 1999, as filed with the Securities and Exchange Commission (the "Commission") (the "Prospectuses") and the Statement of Additional Information for Fifth Third Funds, dated November 30, 1999 (as revised February 1, 2000 and June 1, 2000), as filed with the Commission, did not as of such date, and will not as of the Exchange Date contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

     (e) There are no material legal, administrative or other proceedings pending or, to the knowledge of Fifth Third Funds, the Cardinal Fund, or the Quality Growth Fund, threatened against Fifth Third Funds, the Cardinal Fund or the Quality Growth Fund which assert liability on the part of Fifth Third Funds, the Cardinal Fund or the Quality Growth Fund.

     (f) The Cardinal Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of July 31, 2000, referred to in Section 1(c) hereof and those incurred in the ordinary course of Fifth Third Funds' business as an investment company since that date.

     (g) As used in this Plan, the term "Investments" shall mean the Cardinal Fund's investments shown on the schedule of its portfolio investments as of July 31, 2000, referred to in Section 1(c) hereof as supplemented with such changes as Fifth Third Funds or the Cardinal Fund shall make after that date.

     (h) Fifth Third Funds and each of the Cardinal Fund and the Quality Growth Fund have filed or will file all federal and state tax returns which, to the knowledge of Fifth Third Funds' officers, are required to be filed by Fifth Third Funds and each of the Cardinal Fund and the federal and state taxes shown to be due on said returns or on any Quality Growth Fund and have paid or will pay all assessments received by Fifth Third Funds or each of the Cardinal Fund and the Quality Growth Fund. All tax liabilities of Fifth Third Funds and each of the Cardinal Fund and the Quality Growth Fund have been adequately provided for on its books, and no tax deficiency or liability of Fifth Third Funds or either of the Cardinal Fund and the Quality Growth Fund has been asserted, and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

     (i) At both the Valuation Time and the Exchange Date and except for shareholder approval, Fifth Third Funds and the Cardinal Fund will have full right, power and authority to sell, assign, transfer and deliver the Investments and any other assets and liabilities transferred by it pursuant to this Plan. At the Exchange Date, subject only to the delivery of the Shares, Investments and any such other assets and liabilities as contemplated by this Plan, the Quality Growth Fund will acquire the Investments and any such other assets subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof.

     (j) At both the Valuation Time and the Exchange Date, Fifth Third Funds and the Quality Growth Fund will have full right, power and authority to purchase the Investments and any other assets and assume the liabilities of the Cardinal Fund to be transferred to it pursuant to this Plan.

     (k) The Cardinal Fund and the Quality Growth Fund are qualified and will at all times through the Exchange Date qualify for taxation as a "regulated investment company" under Sections 851 and 852 of the Code.

     (l) At the Exchange Date, the Cardinal Fund will have sold such of its assets, if any, as necessary to assure that, after giving effect to the acquisition of its assets pursuant to this Plan, the Quality Growth Fund will remain a "diversified company" within the meaning of Section 5(b)(1) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in its Prospectuses and Statement of Additional Information.

SPECIFICS OF PLAN

2.  Reorganization. (a) Subject to the requisite approval of the shareholders of
    --------------
the Cardinal Fund and to the other terms and conditions contained herein (including the Cardinal Fund's distribution to its shareholders of all of its investment company taxable income and net capital gain (as described in Section 7(l)), the Cardinal Fund will sell, assign, convey, transfer and deliver to the Quality Growth Fund and the Quality Growth Fund will acquire from the Cardinal Fund, on the Exchange Date all of the Investments and all of the cash and other assets of the Cardinal Fund in exchange for that number of Shares of the Quality Growth Fund provided for in Section 3 and the assumption by the Quality Growth Fund of all of the liabilities of the Cardinal Fund. Pursuant to this Plan, the Cardinal Fund will, as soon as practicable after the Exchange Date, distribute in liquidation all of the Quality Growth Fund's Shares received by it to its shareholders in exchange for their Shares of the Cardinal Fund.

      (b) Fifth Third Funds, on behalf of the Cardinal Fund, will pay or cause to be paid to the Quality Growth Fund any interest and cash dividends received by it on or after the Exchange Date with respect to the Investments transferred to the Quality Growth Fund hereunder. Fifth Third Funds, on behalf of the Cardinal Fund, will transfer to the Quality Growth Fund any rights, stock dividends or other securities received by the Cardinal Fund after the Exchange Date as stock dividends or other distributions on or with respect to the Investments transferred, which rights, stock dividends and other securities shall be deemed included in the assets transferred to the Quality Growth Fund at the Exchange Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Exchange Date shall be included in the determination of the value of the assets of the Cardinal Fund acquired by the Quality Growth Fund.

3.  Exchange Date; Valuation Time. On the Exchange Date, the Quality Growth Fund
    -----------------------------
will deliver to the Cardinal Fund a number of Shares of the Quality Growth Fund having an aggregate net asset value equal to the value of the assets of the Cardinal Fund acquired by the Quality Growth Fund, less the value of the liabilities of the Cardinal Fund assumed, determined as hereafter provided in this Section.

      (a)  The valuation time shall be 4:00 p.m. (Eastern Time) October, 2000,
                                                                -------
or such earlier or later day as may be established by the proper officers of Fifth Third Funds (the "Valuation Time").

      (b) The net asset value of Shares of the Quality Growth Fund to be delivered to the Cardinal Fund, the value of the assets of the Cardinal Fund, and the value of the liabilities of the Cardinal Fund to be assumed by the Quality Growth Fund in each case shall be computed as of the Valuation Time pursuant to the valuation procedures customarily used by Fifth Third Funds.

      (c) No formula will be used to adjust the net asset value of the Cardinal Fund or the Quality Growth Fund to take into account differences in realized and unrealized gains and losses.

      (d) Fifth Third Funds, on behalf of the Quality Growth Fund, shall issue its Shares to the Cardinal Fund on one share deposit receipt registered in the name of the Cardinal Fund. The Cardinal Fund shall distribute in liquidation Shares of the Quality Growth Fund received by it hereunder pro rata to its shareholders by redelivering such share deposit receipt to Fifth Third Funds' transfer agent, which will as soon as practicable set up open accounts for each shareholder of the Cardinal Fund in accordance with written instructions furnished by Fifth Third Funds.

      (e) The Quality Growth Fund shall assume all liabilities of the Cardinal Fund, whether accrued or contingent, in connection with the acquisition of assets and subsequent dissolution of the Cardinal Fund or otherwise, except that recourse for assumed liabilities relating to the Cardinal Fund will be limited to the Quality Growth Fund.

4.  Expenses and Fees. (a) All fees and expenses incurred by the Cardinal Fund
    -----------------
and/or the Quality Growth Fund as a direct result of the transactions contemplated by this Plan, will be allocated ratably between the two Funds in proportion to their net assets as of the Exchange Date except that (a) the costs of proxy materials and proxy solicitations will be borne by Fifth Third Bank and (b) such fees and expenses will be paid by the party directly incurring such expenses if and to the extent that payment by the other party would result in the disqualification of the Quality Growth Fund or the Cardinal Fund, as the case may be, as a "regulated investment company" within the meaning of Section 851 of the Code.

      (b) Notwithstanding any other provisions of this Plan, if for any reason the transaction contemplated by this Plan is not consummated, no entity shall be liable to the other entity for any damages resulting therefrom, including, without limitation, consequential damages.

5.  Exchange Date. Delivery of the assets of the Cardinal Fund to be
    -------------
transferred, assumption of the liabilities of the Cardinal Fund to be assumed, and the delivery of the Quality Growth Fund Shares to be issued shall be made at the offices of Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219, at 10:00 a.m. Eastern standard time on the next full business day following the Valuation Time, or at such other time and date established by the proper officers of Fifth Third Funds, the date and time upon which such delivery is to take place being referred to herein as the "Exchange Date."

6.  Special Meeting of Shareholders: Dissolution. (a) The Cardinal Fund will
    --------------------------------------------
call a special meeting of its shareholders as soon as is practicable after the effective date of the registration statement filed with the Commission by Fifth Third Funds on Form N-14 relating to the Shares of the Quality Growth Fund issuable hereunder (the "Registration Statement"), and the proxy statement of the Cardinal Fund included therein (the "Proxy Statement") for the purpose of considering the sale of all of the assets of the Cardinal Fund to and the assumption of all of the liabilities of the Cardinal Fund by the Quality Growth Fund as herein provided, adopting this Plan, and authorizing the liquidation and dissolution of the Cardinal Fund, and it shall be a condition to the obligations of each of the parties hereto that the holders of the Shares of the Cardinal Fund shall have approved this Plan and the transactions contemplated herein in the manner required by law and Fifth Third Funds' Declaration of Trust at such a meeting on or before the Valuation Time.

      (b) The Cardinal Fund will liquidate and dissolve in the manner provided in Fifth Third Funds' Declaration of Trust and in accordance with applicable law, provided that the Cardinal Fund will not make any distributions of Shares of the Quality Growth Fund to its shareholders without first paying or adequately providing for the payment of all of its debts, obligations and liabilities.

7.  Conditions to Be Met Regarding the Transaction. The intention of Fifth Third
    ----------------------------------------------
Funds to consummate the transactions described herein are subject to the following conditions:

      (a) This Plan shall have been adopted and the transactions contemplated hereby, including the liquidation and dissolution of the Cardinal Fund, shall have been approved by the shareholders of the Cardinal Fund in the manner required by law.

      (b) The officers of Fifth Third Funds shall cause the preparation of a statement of the assets and liabilities of the Cardinal Fund, with values determined as provided in Section 3, together with a list of Investments with their respective tax costs, all as of the Valuation Time, certified on Fifth Third Funds' behalf by its President (or any Vice President) and Treasurer, and a certificate of both such officers, dated the Exchange Date, that there has been no material adverse change in the financial position of the Cardinal Fund since July 31,

2000, other than changes in the Investments since that date or changes in the market value of the Investments, or changes due to net redemptions of Shares of the Cardinal Fund, dividends paid or losses from operations.

      (c) The officers of Fifth Third Funds shall cause the preparation of a statement of the Quality Growth Fund's net assets, together with a list of portfolio holdings with values determined as provided in Section 3 hereof, all as of the Valuation Time certified on Fifth Third Funds' behalf by its President (or any Vice President) and Treasurer.

      (d) The President (or any Vice President) and Treasurer of Fifth Third Funds shall certify that as of the Valuation Time and as of the Exchange Date all the elements in Section 1 of this Plan are true and correct in all material respects as if made at and as of such dates and that each of the Cardinal Fund and the Quality Growth Fund has complied with and satisfied all the conditions on its part under the Plan to be performed or satisfied at or prior to such dates.

      (e) Fifth Third Funds shall have received a letter from Arthur Andersen LLP dated the Exchange Date stating that such firm reviewed (i) the federal and state income tax returns of the Cardinal Fund related to the year ended July 31, 2000, and (ii) to the extent returns have not been prepared or filed, all available information of the Cardinal Fund for the period from July 31, 2000, to the Exchange Date, and that, in the course of such review, nothing came to their attention which caused them to believe that such returns and/or available information did not properly reflect, in all material respects, the federal and state income taxes of the Cardinal Fund for the periods covered thereby, or that the Cardinal Fund would not qualify as a regulated investment company for federal income tax purposes.

      (f) There shall not be any material litigation pending with respect to the matters contemplated by this Plan.

      (g) Fifth Third Funds shall have received an opinion of Ropes & Gray dated the Exchange Date to the effect that: (i) Fifth Third Funds is a business trust duly established and validly existing under the laws of the Commonwealth of Massachusetts, and neither Fifth Third Funds, the Cardinal Fund, nor the Quality Growth Fund is, to the knowledge of such counsel, required to qualify to do business as a foreign association in any jurisdiction; (ii) Fifth Third Funds and the Cardinal Fund have power to sell, assign, convey, transfer and deliver the Investments and other assets contemplated hereby and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Plan, Fifth Third Funds and the Cardinal Fund will have duly sold, assigned, conveyed, transferred and delivered such Investments and other assets to the Quality Growth Fund; (iii) the adoption of this Plan did not, and the consummation of the transactions contemplated hereby will not, violate Fifth Third Funds' Declaration of Trust or Bylaws, as amended or any provision of any agreement known to such counsel to which Fifth Third Funds is a party or by which it is bound; (iv) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Fifth Third Funds of the transactions contemplated hereby, except such as have been obtained under the Securities Act of 1933 (the "1933 Act"), the Securities Exchange Act of 1934 ("the 1934 Act") and the 1940 Act; (v) this Plan has been duly authorized, executed and delivered by Fifth Third Funds and is a valid and binding obligation of Fifth Third Funds; and (vi) the Shares of the Quality Growth Fund to be delivered to the Cardinal Fund as provided for by this Plan are duly authorized and upon such delivery will be validly issued and will be fully paid and nonassessable by Fifth Third Funds and no shareholder of Fifth Third Funds has any preemptive right to subscription or purchase in respect thereof.

      (h) Fifth Third Funds shall have received an opinion of Ropes & Gray addressed to Fifth Third Funds and dated the Exchange Date to the effect that for Federal income tax purposes: (i) no gain or loss will be recognized by the Cardinal Fund upon the transfer of the assets and Investments to the Quality Growth Fund in exchange for Shares of the Quality Growth Fund and the assumption by the Quality Growth Fund of the liabilities of the Cardinal Fund or upon the distribution of Shares of the Quality Growth Fund by the Cardinal Fund to its shareholders in liquidation; (ii) no gain or loss will be recognized by the shareholders of the Cardinal Fund upon the exchange of their Shares for the Shares of the Quality Growth Fund; (iii) the basis of the Shares of the Quality Growth Fund Shares a shareholder of the Cardinal Fund receives in connection with the exchange will be the same as the basis of his or her Cardinal Fund Shares exchanged therefor; (iv) a Cardinal Fund shareholder's holding period for his or her Quality Growth Fund Shares will be determined by including the period for which he or she held the Shares of the Cardinal Fund exchanged therefor, provided that he or she held such Shares of the Cardinal Fund as capital assets;
(v) no gain or loss will be recognized by the Quality Growth Fund upon the receipt of the assets transferred to the Quality Growth Fund pursuant to this Plan in exchange for the Shares of the Quality Growth Fund and the assumption by the Quality Growth Fund of the liabilities of the Cardinal Fund; (vi) the basis in the hands of the Quality Growth Fund of the assets of the Cardinal Fund will be the same as the basis of the assets in the hands of the Cardinal Fund immediately prior to the transfer; and (vii) the Quality Growth Fund's holding periods of the assets of the Cardinal Fund will include the period for which such assets were held by the Cardinal Fund.

      (i) The assets of the Cardinal Fund to be acquired by the Quality Growth Fund will include no assets which the Quality Growth Fund, by reason of limitations contained in its Declaration of Trust or of investment restrictions disclosed in its Prospectuses in effect on the Exchange Date, may not properly acquire.

      (j) The Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or to the knowledge of Fifth Third Funds, contemplated by the Commission.

      (k) Fifth Third Funds shall have received from the Commission such order or orders as Ropes & Gray deems reasonably necessary or desirable under the 1933 Act, the 1934 Act, the 1940 Act in connection with the transactions contemplated hereby, and that all such orders shall be in full force and effect.

      (l) Prior to the Exchange Date, the Cardinal Fund and the Quality Growth Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income for its taxable years ending on or after July 31, 2000, and on or prior to the Exchange Date (computed without regard to any deduction for dividends paid), and all of its net capital gain realized in each of its taxable years ending on or after July 31, 2000 and on or prior to the Exchange Date (after reduction for any capital loss carryover).

      (m) The custodian of Fifth Third Funds shall have delivered to Fifth Third Funds a certificate identifying all of the assets of the Cardinal Fund held by such custodian as of the Valuation Time.

      (n) The transfer agent of Fifth Third Funds shall have provided to Fifth Third Funds (i) a certificate setting forth the number of Shares of the Cardinal Fund outstanding as of the Valuation Time and (ii) the name and address of each holder of record of any such Shares of the Cardinal Fund and the number and class of Shares held of record by each such shareholder.

      (o) Fifth Third Funds, on behalf of the Quality Growth Fund, shall have executed and delivered an Assumption of Liabilities dated as of the Exchange Date pursuant to which the Quality Growth Fund will assume all of the liabilities of the Cardinal Fund existing at the Valuation Time in connection with the transactions contemplated by this Plan.

      (p) Fifth Third Funds, on behalf of the Cardinal Fund, shall have executed and delivered an instrument of transfer ("Transfer Document") and any other certificates or documents Fifth Third Funds may deem necessary or desirable to transfer the Cardinal Fund's entire right, title and interest in and to the Investments and all other assets of the Cardinal Fund.

8.   No Broker. There is no person who has dealt with Fifth Third Funds, the
     ---------
Cardinal Fund or the Quality Growth Fund who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Plan.

9.   Termination. Fifth Third Funds may, by consent of its Trustees, terminate
     -----------
this Plan, and Fifth Third Funds, after consultation with counsel, may modify this Plan in any manner deemed necessary or desirable.

10.  Rule 145. Pursuant to Rule 145 under the 1933 Act, Fifth Third Funds will,
     --------
in connection with the issuance of any Shares of the Quality Growth Fund to any person who at the time of the transaction contemplated hereby is deemed to be an affiliate of a party to the transaction pursuant to Rule 145(c), cause to be affixed upon the certificates issued to such person (if any) a legend as follows:

THESE SHARES HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY NOT BE SOLD OR OTHERWISE TRANSFERRED EXCEPT TO FIFTH THIRD FUNDS OR ITS PRINCIPAL UNDERWRITER UNLESS (i) A REGISTRATION STATEMENT WITH RESPECT THERETO IS EFFECTIVE UNDER THE SECURITIES ACT OF 1933, AS AMENDED, OR
(ii) IN THE OPINION OF COUNSEL REASONABLY SATISFACTORY TO FIFTH THIRD FUNDS SUCH REGISTRATION IS NOT REQUIRED.

and, further, Fifth Third Funds will issue stop transfer instructions to Fifth Third Funds' transfer agent with respect to such Shares.

11.  Declaration of Trust. Copies of the Declaration of Trust of Fifth Third
     --------------------
Funds and any amendments thereto so filed are on file with the Secretary of State of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the trustees of Fifth Third Funds, as trustees and not individually, and that the obligations of this instrument are not binding upon any of the trustees, officers or shareholders of Fifth Third Funds individually but are binding only upon the assets and property of Fifth Third Funds.

The names "Fifth Third Funds" and "Trustees of Fifth Third Funds" refer respectively to the Trust created and the Trustees, as trustees but not individually or personally, acting from time to time under a Declaration of Trust filed on September 15, 1988, as amended, to which reference is hereby made and a copy of which is on file at the office of the Secretary of the Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of Fifth Third Funds entered into in the name or on behalf thereof by any of the Trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, Shareholders or representatives of the Trust personally, but bind only the assets of the Trust, and all persons dealing with any series of Shares of the Trust must look solely to the assets of the Trust belonging to such series for the enforcement of any claims against the Trust.

                          Appendix B - Form of Proxy
                           Fifth Third Cardinal Fund

                        PROXY FOR A SPECIAL MEETING OF
                        SHAREHOLDERS, OCTOBER 17, 2000

    This proxy is solicited on behalf of the Trustees of Fifth Third Funds.

The undersigned hereby appoints JEFFREY C. CUSICK and RODNEY L. RUEHLE, and each of them with full power of substitution as proxy of the undersigned, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of the Fifth Third Cardinal Fund on October 17, 2000 at 10:00 a.m., Eastern time, and at any adjournments thereof, all of the units of beneficial interest ("Shares") of the Fund which the undersigned would be entitled to vote if personally present.

1. Approval of the Plan of Reorganization by Fifth Third Funds providing for the transfer of all of the assets of the Fifth Third Cardinal Fund ("Cardinal fund") to the Fifth Third Quality Growth Fund ("Quality Growth Fund") in exchange for Shares of the Quality Growth Fund and the assumption by the Quality Growth Fund of all of the liabilities of the Cardinal fund, followed by the dissolution and liquidation of the Cardinal Fund and the distribution of Shares of the Quality Growth Fund to the shareholders of the Cardinal Fund.

               FOR              AGAINST              ABSTAIN
               [ ]                [ ]                  [ ]


2. To transact any other business as may properly come before the meeting or any adjournment thereof.

               FOR              AGAINST              ABSTAIN
               [ ]                [ ]                  [ ]


This Proxy when properly executed will be voted in the manner directed herein by the undersigned shareholder. If no direction is made, this Proxy will be voted FOR Proposals (1) and (2) and to authorize the Proxies, in their discretion, to vote upon such other matters as may properly come before the meeting. The Trustees recommend a vote FOR items (1) and (2).

NOTE: Please sign exactly as the name appears on this card. EACH joint owner should sign. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the full title as such. If a corporation, please sign in full corporate name and indicate the signer's office. If a partner, please sign in the partnership name.

Please be sure to sign and date this Proxy.

   ________________________________________
   Signature of Shareholder(s)

   ________________________________________
   Signature of Shareholder(s)

   Dated:______________, 2000

PLEASE EXECUTE, SIGN, DATE AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE

                                      OR

Vote On-Line
1.   Read the enclosed Proxy Statement and have your Proxy Card* at hand.
2.   Go to the Web Site www.proxyvote.com.
3.   Enter the 12-digit Control Number found on your Proxy Card.
4.   Cast your vote using the easy-to-follow instructions.

Vote By Toll-Free Phone Call
1.   Read the enclosed Proxy Statement and have your Proxy Card* at hand.
2.   Call the toll-free number found on your Proxy Card.
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*DO NOT MAIL THE PROXY CARD IF VOTING BY INTERNET OR TELEPHONE.

                               FIFTH THIRD FUNDS

                      Statement of Additional Information
                      -----------------------------------

     This Statement of Additional Information contains information which may be of interest to investors but which is not included in the Combined Prospectus/Proxy Statement (the "Prospectus") of the Cardinal Fund dated August [DATE], 2000, relating to the transfer of assets and liabilities from the Fifth Third Cardinal Fund to the Fifth Third Quality Growth Fund.

     The Statement of Additional Information for the Fifth Third Funds dated November 30, 1999 (revised February 1, 2000 and June 1, 2000), has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This Statement of Additional Information is not a prospectus and is authorized for distribution only when it accompanies or follows delivery of the Prospectus. This Statement of Additional Information should be read in conjunction with that Prospectus. A copy of the Prospectus may be obtained, without charge, by writing Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219 or by calling 1-800-779-5353.

     Audited financial statements for the Fifth Third Cardinal Fund and the Fifth Third Quality Growth Fund for the period ended July 31, 1999, are contained in the Fifth Third Annual Report, which is incorporated herein by reference. Unaudited financial statements for the Fifth Third Cardinal Fund and the Fifth Third Quality Growth Fund for the period ending January 31, 2000 are contained in the Fifth Third Semi-Annual report, which is incorporated herein by reference.

     The date of this Statement of Additional Information is August 24, 2000.

                               TABLE OF CONTENTS
                               -----------------
Financial Statements of the combined
Funds on a pro-forma basis for the
period ending January 31, 2000 (unaudited)................................. B-3

                        Fifth Third Quality Growth Fund
                           Fifth Third Cardinal Fund
             ProForma Combining Schedule of Portfolio Investments
                                    1/31/00
                     (Amounts in thousands, except shares)
                                  (Unaudited)
    -----------------------------------------------------------------------

                                                                                              Quality                   Pro Forma
        Quality                             Pro Forma                                         Growth       Cardinal      Combined
        Growth            Cardinal          Combined                                          Market        Market        Market
        Shares             Shares         Amount/Shares         Description                    Value         Value         Value
    --------------    ----------------  ----------------  -------------------------------   ------------  -----------  ------------
Common Stock (96.3%)
  Banking (9.2%)
                 -              45,000            45,000  Amsouth Bancorporation             $         -   $      785   $       785
           944,000              30,000           974,000  Bank of New York Co., Inc.              38,350        1,219        39,569
                 -             157,500           157,500  Charter One Financial, Inc.                  -        3,061         3,061
                 -              37,500            37,500  Citigroup, Inc.                              -        2,154         2,154
            97,000                   -            97,000  First Tennessee National Corp.           2,534            -         2,534
                 -              72,600            72,600  Huntington Bancshares, Inc.                  -        1,565         1,565
           679,000              30,000           709,000  Mellon Financial Corp.                  23,298        1,029        24,327
           100,000                   -           100,000  Regions Financial Corp.                  2,425            -         2,425
           102,000                   -           102,000  South Trust Corp.                        3,105            -         3,105
           540,000                   -           540,000  Wells Fargo Co.                         21,600            -        21,600
                                                                                            ------------  -----------  ------------
                                                                                                  91,312        9,813       101,125
                                                                                            ------------  -----------  ------------
  Beverages (0.8%)
           195,000              75,000           270,000  PepsiCo, Inc.                            6,654        2,559         9,213
                                                                                            ------------  -----------  ------------
  Business Services  (1.3%)
           314,000                   -           314,000  Cintas Corp.                            14,709            -        14,709
                                                                                            ------------  -----------  ------------
  Chemicals (0.1%)
                 -              20,000            20,000  Dupont (E.I) de Nemours & Co.                -        1,180         1,180
                                                                                            ------------  -----------  ------------
  Computer Software & Services (10.1%)
           165,000              30,000           195,000  Computer Sciences Corp. (b)             15,159        2,756        17,915
           393,000             160,000           553,000  Microsoft Corp. (b)                     38,465       15,660        54,125
           676,000             105,000           781,000  Oracle Corp. (b)                        33,768        5,245        39,013
                                                                                            ------------  -----------  ------------
                                                                                                  87,392       23,661       111,053
                                                                                            ------------  -----------  ------------
  Computer Systems & Equipment (5.8%)
           400,000             104,000           504,000  Cisco Systems, Inc. (b)                 43,800       11,388        55,188
                 -             100,000           100,000  Compaq Computer Corp.                        -        2,737         2,737
                 -             104,000           104,000  Dell Computer Corp.                          -        4,011         4,011
                 -              20,000            20,000  IBM Corp.                                    -        2,244         2,244
                                                                                            ------------  -----------  ------------
                                                                                                  43,800       20,380        64,180
                                                                                            ------------  -----------  ------------
  Consumer Cyclicals (0.8%)
           202,000                   -           202,000  Carnival Corp.                           9,103            -         9,103
                                                                                            ------------  -----------  ------------
  Consumer Products (1.5%)
           150,000                   -           150,000  Newell Rubbermaid, Inc.                  4,500            -         4,500

      62,000              60,000      122,000  Procter & Gamble Co.                            6,254         6,052      12,306
                                                                                        ------------  ------------ -----------
                                                                                              10,754         6,052      16,806
                                                                                        ------------  ------------ -----------
Electrical Equipment (2.7%)
     132,000              95,000      227,000  General Electric Co.                           17,606        12,671      30,277
                                                                                        ------------  ------------ -----------
Electronics (18.4%)
           -              65,000       65,000  Applied Materials, Inc.                             -         8,921       8,921
     140,000                   -      140,000  EMC Corp.                                      14,910             -      14,910
     555,000             134,000      689,000  Intel Corp.                                    54,910        13,258      68,168
           -              20,000       20,000  KLA-Tencor Corp.                                    -         1,173       1,173
     396,000             160,000      556,000  Lucent Technologies, Inc.                      21,879         8,840      30,719
           -              20,000       20,000  PRI Automation, Inc.                                -         1,403       1,403
     411,000              80,000      491,000  Tellabs, Inc.                                  22,194         4,320      26,514
     434,000              40,000      474,000  Texas Instruments, Inc.                        46,818         4,315      51,133
                                                                                        ------------  ------------ -----------
                                                                                             160,711        42,230     202,941
                                                                                        ------------  ------------ -----------
Energy (3.8%)
      45,000                   -       45,000  Chevron Corp.                                   3,760             -       3,760
     138,615              99,011      237,626  Exxon Mobil Corp.                              11,574         8,267      19,841
           -              30,000       30,000  Royal Dutch Petroleum Co.                           -         1,651       1,651
     163,000              40,000      203,000  Schlumberger Ltd.                               9,953         2,442      12,395
      31,540                   -       31,540  Transocean Sedco Forex, Inc.                    1,003             -       1,003
           -             120,000      120,000  Williams Cos., Inc.                                 -         4,650       4,650
                                                                                        ------------  ------------ -----------
                                                                                              26,290        17,010      43,300
                                                                                        ------------  ------------ -----------
Financial Services (6.9%)
     168,000                   -      168,000  Capital One Financial Corp.                     6,888             -       6,888
           -              42,500       42,500  Fannie Mae                                          -         2,547       2,547
     567,000                   -      567,000  Freddie Mac                                    28,456             -      28,456
     247,000             135,000      382,000  Marsh & McLennan Cos., Inc.                    23,218        12,690      35,908
           -              60,000       60,000  T. Rowe Price Associates, Inc.                      -         2,333       2,333
                                                                                        ------------  ------------ -----------
                                                                                              58,562        17,570      76,132
                                                                                        ------------  ------------ -----------
Healthcare (4.3%)
     114,000                   -      114,000  Baxter International, Inc.                      7,282             -       7,282
           -              30,000       30,000  Biomet, Inc.                                        -         1,194       1,194
     389,000             135,000      524,000  Guidant Corp. (b)                              20,471         2,631      23,102
     217,000             140,000      357,000  Medtronic, Inc.                                 9,928         6,405      16,333
                                                                                        ------------  ------------ -----------
                                                                                              37,681        10,230      47,911
                                                                                        ------------  ------------ -----------
Insurance (1.0%)
           -              56,250       56,250  American International Group, Inc.                  -         5,857       5,857
     137,000              40,000      177,000  Cincinnati Financial Corp.                      3,939         1,150       5,089
                                                                                        ------------  ------------ -----------
                                                                                               3,939         7,007      10,946
                                                                                        ------------  ------------ -----------
Manufacturing (6.1%)
     147,000                   -      147,000  Dana Corp.                                      3,455             -       3,455
     329,000                   -      329,000  Illinois Tool Works, Inc.                      19,247             -      19,247
           -              80,000       80,000  Textron, Inc.                                       -         4,775       4,775
     696,000             150,000      846,000  Tyco International, Ltd.                       29,754         6,413      36,167
      65,000                   -       65,000  Zebra Technologies Corp.,Class A (b)            3,847             -       3,847
                                                                                        ------------  ------------ -----------
                                                                                              56,303        11,188      67,491
                                                                                        ------------  ------------ -----------
Media/ Publishing (2.6%)
           -              20,000       20,000  Gannett Co., Inc.                                   -         1,390       1,390

           505,000                   -         505,000  Interpublic Group of Cos., Inc.     23,230            -       23,230
                 -              20,000          20,000  New York Times Co., Class A              -          913          913
                 -              80,000          80,000  Tribune Co.                              -        3,375        3,375
                                                                                           -------      -------    ---------
                                                                                            23,230        5,678       28,908
                                                                                           -------      -------    ---------
    Medical Distribution (1.9%)
           387,000              53,000         440,000  Cardinal Health, Inc.               18,503        2,534       21,037
                                                                                           -------      -------    ---------
    Office Equipment & Supplies (1.7%)
           120,000                   -         120,000  Avery Dennison Corp.                 8,130            -        8,130
           210,000                   -         210,000  Pitney Bowes, Inc.                  10,290            -       10,290
                                                                                           -------      -------    ---------
                                                                                            18,420            -       18,420
                                                                                           -------      -------    ---------
    Pharmaceutical (5.9%)
           170,000              75,000         245,000  American Home Products Corp.         8,001        3,529       11,530
                 -              80,000          80,000  Amgen, Inc.                              -        5,095        5,095
           115,000                   -         115,000  Bristol-Myers Squibb Co.             7,590            -        7,590
                 -              40,000          40,000  Johnson & Johnson                        -        3,443        3,443
                 -              40,000          40,000  Merck & Company, Inc.                    -        3,153        3,153
           317,000             150,000         467,000  Pfizer, Inc.                        11,531        5,456       16,987
           115,000                   -         115,000  Schering-Plough Corp.                5,060            -        5,060
           100,000              30,000         130,000  Warner Lambert, Inc.                 9,494        2,848       12,342
                                                                                           -------      -------    ---------
                                                                                            41,676       23,524       65,200
                                                                                           -------      -------    ---------
    Retail (7.8%)
           570,000                   -         570,000  Home Depot, Inc.                    32,276            -       32,276
                 -              60,000          60,000  Kohl's Corp.                             -        4,208        4,208
           496,000              70,000         566,000  Lowe's Cos., Inc.                   22,134        3,124       25,258
           345,000             100,000         445,000  Wal-Mart Stores, Inc.               18,889        5,475       24,364
                                                                                           -------      -------    ---------
                                                                                            73,299       12,807       86,106
                                                                                           -------      -------    ---------
    Telecommunications (3.6%)
                 -              40,000          40,000  GTE Corp.                                -        2,933        2,933
           556,000             150,000         706,000  MCI WorldCom, Inc. (b)              25,541        6,891       32,432
                 -              50,000          50,000  Qwest Communications
                                                        International, Inc.                      -        1,969        1,969
                 -              40,000          40,000  Sprint Corp.  (FON Group)                -        2,588        2,588
                                                                                           -------      -------    ---------
                                                                                            25,541       14,381      39,922
                                                                                           -------      -------    ---------
                                                              Total Common Stock           825,485      240,475   1,065,960
                                                                                           -------      -------    ---------
Repurchase Agreements (3.7%)
          $ 39,019             $ 2,143        $ 41,162  Warburg Dillon Repurchase
                                                        Agreement                           39,019        2,143      41,162
                                                                                           -------      -------    ---------
                                                              Total Repurchase Agreements   39,019        2,143      41,162
                                                                                           -------      -------    ---------

                                                                                           -------      -------    ---------
                                                                  Total (Cost $649,713)(a) 864,504      242,618   1,107,122
                                                                                           -------      -------    ---------

Percentages indicated are based on net assets of $1,098,564.

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

     Unrealized appreciation             $ 485,413
     Unrealized depreciation             $ (28,004)
                                         ---------
     Net unrealized appreciation         $ 457,409
                                         =========

                        Fifth Third Quality Growth Fund
                           Fifth Third Cardinal Fund
            Pro Forma Combining Statement of Assets and Liabilities
                                    1/31/00
               (Amounts in thousands, except per share amounts)
                                  (Unaudited)

                                                           Fifth Third          Fifth Third                          Pro Forma
                                                          Quality Growth         Cardinal          Pro Forma          Combined
                                                               Fund                Fund           Adjustments         (Note 1)
                                                         ---------------     ------------------  -------------    ---------------
ASSETS:
    Investment in securities, at value
    (cost $561,833 and $87,880, respectively)                $ 864,504            $ 242,618        $      -        $ 1,107,122
    Interest and dividends receivable                              511                  110               -                621
    Receivable for Fund shares sold                              1,130                   43               -              1,173
    Other assets                                                    20                  131               -                151
                                                         -------------       --------------      ----------       ------------
   Total Assets                                                866,165              242,902               -          1,109,067
                                                         -------------       --------------      ----------       ------------

LIABILITIES:
     Payable for capital shares redeemed                           216                   71               -                287
     Payable for investments purchased                           8,715                    -               -              8,715
     Call options written, at value (premiums received $444)         -                  300               -                300
     Accrued expenses and other payables:
       Advisory fees                                               584                  125               -                709
       Administration fees                                         162                   14               -                176
       Distribution fees - Investment A shares                      34                  164               -                198
       Distribution fees - Investment C shares                       5                    -               -                  5
       Shareholder servicing - Investment C shares                   5                    1               -                  6
       Accounting fees                                              20                    7               -                 27
       Custodian fees                                                4                    1               -                  5
       Other                                                        43                   32               -                 75
                                                         -------------       --------------      ----------       ------------
   Total Liabilities                                             9,788                  715               -             10,503
                                                         -------------       --------------      ----------       ------------

NET ASSETS:
     Institutional shares                                      683,078                2,858               -            685,936
     Investment A shares                                       161,663              238,353               -            400,016
     Investment C shares                                        11,636                  976               -             12,612
                                                         -------------       --------------      ----------       ------------
                                                             $ 856,377            $ 242,187        $      -        $ 1,098,564
                                                         =============       ==============      ==========       ============

CAPITAL SHARES OUTSTANDING
     Institutional shares                                       28,075                  165             (48)(a)         28,192
     Investment A shares                                         6,667               13,914          (4,085)(a)         16,496
     Investment C shares                                           489                   58             (17)(a)            530
                                                         -------------       --------------      ----------       ------------
                                                                35,231               14,137          (4,150)(a)         45,218
                                                         =============       ==============      ==========       ============

Net Asset Value
  Institutional shares - offering and redemption
     price per share                                         $   24.33            $   17.31                        $     24.33
                                                         =============       ==============                       ============
  Investment A shares - redemption price per share           $   24.25            $   17.13                        $     24.25
                                                         =============       ==============                       ============
  Investment A shares - maximum sales charge                      4.50%                4.50%                              4.50%
                                                         -------------       --------------                       ------------
  Investment A shares - POP                                  $   25.39            $   17.94                        $     25.39
                                                         =============       ==============                       ============
  Investment C shares - offering price per share*            $   23.82            $   16.90                        $     23.82
                                                         =============       ==============                       ============

COMPOSITION OF NET ASSETS
   Capital                                                   $ 528,332            $  84,110        $      -        $   612,442
   Undistributed (distributions in excess of)
      net investment income                                       (657)                (201)              -               (858)
   Undistributed net realized gains (losses)
      from investment transactions                              26,031                3,396               -             29,427
   Net unrealized appreciation (depreciation) of
      investments                                              302,671              154,882               -            457,553
                                                         -------------       --------------      ----------       ------------
       Net Assets, January 31, 2000                          $ 856,377            $ 242,187        $      -        $ 1,098,564
                                                         =============       ==============      ==========       ============

* Redemption price per share varies by length of time shares are held.
(a) Adjustment to convert Fifth Third Cardinal Shares Outstanding to Fifth Third Quality Growth Shares Outstanding based on Fifth Third Quality Growth's NAV's.

                        Fifth Third Quality Growth Fund
                           Fifth Third Cardinal Fund
                  Pro Forma Combining Statement of Operations
                                    1/31/00
                            (Amounts in thousands)
                                  (Unaudited)


                                                              Fifth Third        Fifth Third                          Pro Forma
                                                            Quality Growth        Cardinal         Pro Forma          Combined
                                                                 Fund               Fund          Adjustments         (Note 1)
                                                            ----------------   ----------------   -------------     --------------
INVESTMENT INCOME:
     Interest Income                                            $    762           $     90          $    -          $     852
     Dividend Income                                               2,675              1,029               -              3,704
     Income from securities lending                                    5                  5               -                 10
                                                            ----------------   ----------------   -------------     --------------
                                                                   3,442              1,124               -              4,566
                                                            ----------------   ----------------   -------------     --------------

EXPENSES:
     Advisory fees                                                 3,134                746             254 (a)          4,134
     Administration fees                                             678                213               -                891
     Shareholder servicing fees (Investment C shares)                 13                  1               -                 14
     12b-1 fees (Investment A shares)                                171                304               -                475
     12b-1 fees (Investment C shares)                                 40                  3               -                 43
     Accounting fees                                                  77                 38             (14)(b)            101
     Transfer agent fees                                              31                 66               -                 97
     Custodian fees                                                   13                  6               -                 19
     Trustee fees and expenses                                         3                  1               -                  4
     Other expenses                                                   40                 31             (31)(c)             40
                                                            ----------------   ----------------   -------------     --------------
   Total Expenses:                                                 4,200              1,409             209              5,818
     Less Waivers
        Other expenses                                              (101)               (84)             84 (d)           (101)
                                                            ----------------   ----------------   -------------     --------------
   Net Expenses:                                                   4,099              1,325             293              5,717
                                                            ----------------   ----------------   -------------     --------------
   Net Investment Income (Loss)                                     (657)              (201)           (293)            (1,151)
                                                            ----------------   ----------------   -------------     --------------

Realized/Unrealized Gains from
   Investments
   Net realized gains from investment and options
    transactions                                                  26,032              3,784               -             29,816
   Net change in unrealized appreciation from investments         43,997             15,620               -             59,617
                                                            ----------------   ----------------   -------------     --------------
   Net realized/unrealized gains (losses) from investments        70,029             19,404               -             89,433
   Change in net assets resulting from                      ---------------   ----------------    -------------     --------------
        Operations:                                             $ 69,372           $ 19,203         $  (293)         $  88,282
                                                            ================   ================   =============     ==============

   Notes to Pro Forma Financial Statements
   (a) Adjustment to reflect the Fifth Third Quality Growth contractual fee structure for Advisory fees (0.80% of net assets).
   (b) Adjustment to reflect savings of combined asset fee for Accounting services.
   (c) Reduction reflects expected savings when the two funds merge.
   (d) To reflect waiver reduction from combination of assets.

                               Fifth Third Funds

                    Note to Pro Forma Financial Statements
                                  (Unaudited)

                                   _________


1.   Basis of Combination:
     ---------------------

     The unaudited Pro Forma Combining Statements of Assets and Liabilities, Statements of Operations, and Schedules of Portfolio Investments reflect the accounts of two investment portfolios offered by the Fifth Third Funds: Fifth Third Quality Growth Fund and Fifth Third Cardinal Fund as if the proposed reorganization occurred as of and for the six months ended January 31, 2000. These statements have been derived from books and records utilized in calculating daily net asset value at January 31, 2000.

     The Reorganization Agreement provides that on the Closing Date of the Reorganization, all of the assets and liabilities will be transferred such that at and after the Reorganization, the assets and liabilities of the Fifth Third Cardinal Fund will become the assets and liabilities of the Fifth Third Quality Growth Fund.

     In exchange for the transfer of assets and liabilities, the Fifth Third Quality Growth Fund will issue to the Fifth Third Cardinal Fund full and fractional shares of the Fifth Third Quality Growth Fund, and the Fifth Third Cardinal Fund will make a liquidating distribution of such shares to its shareholders. The number of shares of the Fifth Third Quality Growth Fund so issued will be equal in value to the full and fractional shares of the Fifth Third Cardinal Fund that are outstanding immediately prior to the Reorganization. At and after the Reorganization, all debts, liabilities and obligations of Fifth Third Cardinal Fund will attach to the Fifth Third Quality Growth Fund and may thereafter be enforced against the Fifth Third Quality Growth Fund to the same extent as if the Fifth Third Quality Growth Fund had incurred them. The pro forma statements give effect to the proposed transfer described above.

     Under the purchase method of accounting for business combinations under generally accepted accounting principles, the basis on the part of the Fifth Third Quality Growth Fund, of the assets of the Fifth Third Cardinal Fund will be the fair market value of such assets on the Closing Date of the Reorganization. The Fifth Third Quality Growth Fund will recognize no gain or loss for federal tax purposes on its issuance of shares in the Reorganization, and the basis to the Fifth Third Quality Growth Fund of the assets of the Fifth Third Cardinal Fund received pursuant to the Reorganization will equal the fair market value of the consideration furnished, and costs incurred, by the Fifth Third Quality Growth Fund in the Reorganization -- i.e., the sum of the liabilities assumed, the fair market value of the Fifth Third Quality Growth Fund shares issued, and such costs. For accounting purposes, the Fifth Third Quality Growth Fund is the surviving portfolio of this Reorganization. The pro forma statements reflect the combined results of operations of the Fifth Third Cardinal Fund and the Fifth Third Quality Growth Fund. However, should such Reorganization be effected, the statements of operations of the Fifth Third Quality Growth Fund will not be restated for pre-combination period results of the Fifth Third Cardinal Fund.

                                  (Continued)

                               Fifth Third Funds

                    Note to Pro Forma Financial Statements
                                  (Unaudited)

                                   _________


     The Pro Forma Combining Statements of Assets and Liabilities, Statements of Operations, and Schedules of Portfolio Investments should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statement of Additional Information.

     The Fifth Third Quality Growth Fund and the Fifth Third Cardinal Fund are each separate portfolios of the Fifth Third Funds, which are registered as open-end management companies under the Investment Company Act of 1940. The investment objectives of each fund are listed below.

     Fifth Third Quality Growth Fund seeks to provide growth of capital by investing primarily in common stocks of high-quality companies, generally leaders in their industries, with minimum market capitalization of $100 million.

     Fifth Third Cardinal Fund seeks to provide long-term growth of capital and income by investing primarily in common stocks of exchange-listed or over-the-counter securities of companies having a market capitalization of at least $10 million.


     Expenses
     --------

     Fifth Third Bank serves as the Fifth Third Funds' investment advisor, fund accountant, custodian and sub-administrator. BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (BISYS) serves as the administrator of the Fifth Third Funds. BISYS Fund Services Ohio ("BISYS Ohio") serves as the transfer and dividend disbursing agent for the Fifth Third Funds. BISYS and BISYS Ohio are subsidiaries of The BISYS Group, Inc.




Fifth Third Cardinal Fund:
--------------------------

     The Fifth Third Cardinal Fund issues three classes of shares, Institutional Shares, Investment A Shares and Investment C Shares. Each class of shares has identical rights and privileges except with respect to fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. Investment A Shares are subject to an initial sales charge upon purchase. Investment C Shares are subject to a contingent deferred sales change (CDSC) upon redemption.


                                  (Continued)

                               Fifth Third Funds

                    Note to Pro Forma Financial Statements
                                  (Unaudited)

                                   _________


     Under the terms of the investment advisory agreement between the Fifth Third Cardinal Fund and Fifth Third Bank ("Fifth Third"), Fifth Third is entitled to receive fees computed at an annual rate based on average daily net assets. Such fees are accrued daily and paid monthly. For the six months ended January 31, 2000, total investment advisory fees incurred by the Fifth Third Cardinal Fund were as follows:

                           Percentage Fee       Total Fees
                           --------------       ----------

                               0.60%               $746


Fifth Third Quality Growth Fund:
--------------------------------

     The Fifth Third Quality Growth Fund issues three classes of shares, Institutional Shares, Investment A Shares and Investment C Shares. Each class of shares has identical rights and privileges except with respect to fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. Investment A Shares are subject to an initial sales charge upon purchase. Investment C Shares are subject to a contingent deferred sales change (CDSC) upon redemption.

     Under the terms of the investment advisory agreement between the Fifth Third Quality Growth Fund and Fifth Third Bank ("Fifth Third"), Fifth Third is entitled to receive fees computed at an annual rate based on average daily net assets. Such fees are accrued daily and paid monthly. For the six months ended January 31, 2000, total investment advisory fees incurred by the Fifth Third Quality Growth Fund were as follows:

                           Percentage Fee       Total Fees
                           --------------       ----------

                                0.80%              $3,134


     Pro Forma Adjustments and Pro Forma Combined Columns
     ----------------------------------------------------

     The pro forma adjustments and pro forma combined columns of the Statements of Operations reflect the adjustments necessary to show expenses at the rates which would have been

                                  (Continued)

                               Fifth Third Funds

                    Note to Pro Forma Financial Statements
                                  (Unaudited)

                                   _________

in effect if the Fifth Third Cardinal Fund were included in the Fifth Third Quality Growth Fund for the six months ended January 31, 2000. Investment advisory, administration, 12b-1, shareholder service, and accounting fees in the pro forma combined column are calculated at the rates in effect for the Fifth Third Quality Growth Fund based upon the combined net assets of the corresponding Fifth Third Cardinal Fund and the Fifth Third Quality Growth Fund. Certain pro forma adjustments were made to estimate the benefit of combining operations of separate funds into one survivor fund.

     The pro forma Schedules of Portfolio Investments give effect to the proposed transfer of such assets as if the Reorganization had occurred at January 31, 2000.


2.  Portfolio Valuation, Securities Transactions and Related Income:
    ----------------------------------------------------------------

     Investments in common stocks, corporate bonds, municipal bonds, commercial paper and U.S. Government securities of the Funds are valued on the basis of valuations provided by dealers or an independent pricing service approved by the Board of Trustees. The differences between cost and market values of such investments are reflected as unrealized appreciation or depreciation.

     Security transactions are recorded on trade date. Realized gains and losses from sales of investments are calculated on the identified cost basis. Interest income, including accretion of discount and amortization of premium on investments, is accrued daily. Dividend income is recorded on the ex-dividend date.


3.  Capital Shares:
    ---------------

     The pro forma net asset values per share assume the issuance of shares of the Fifth Third Quality Growth Fund, which would have occurred at January 31, 2000 in connection with the proposed reorganization. The pro forma number of shares outstanding consists of the following:

--------------------------------------------------------------------------------
                          Shares
                       Outstanding at   Additional Shares     Pro Forma Shares
                         January 31,     Assumed in the       at January 31,
                           2000          Reorganization           2000
                          (000's)            (000's)             (000's)
--------------------------------------------------------------------------------
 Fifth Third Quality
 Growth Fund               35,231             9,987                45,218
--------------------------------------------------------------------------------

                               FIFTH THIRD FUNDS
                      Registration Statement on Form N-14

PART C. OTHER INFORMATION

Item 15.  Indemnification
          ---------------

          The information required by this item is incorporated by reference to
Item 25 of Post-Effective Amendment No. 7 (filed September 27, 1991) to Registrant's Registration Statement on Form N-1A (File No. 33-24848) under the Securities Act of 1933 and the Investment Company Act of 1940 (File No. 811-
5669).


Item 16.  Exhibits
          --------
          (1)  (a)       Declaration of Trust, including Amendment No. 1  through 7, is incorporated by reference to Post-Effective
                         Amendment No. 15 on Form N-1A filed February 28, 1995.

          (1)  (b)       Amendment No. 8 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective
                         Amendment No. 19 on Form N-lA filed on or about October 28, 1996).

          (1)  (c)       Amendment No. 9 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective
                         Amendment No. 18 on Form N-1A filed on or about October 1, 1996).

          (1)  (d)       Amendment No. 10 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective
                         Amendment No. 22 on Form N-1A filed on or about September 30, 1997).

          (1)  (e)       Amendment No. 11 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective
                         Amendment No. 26 on Form N-1A filed on or about January 21, 1998).

          (1)  (f)       Amendment No. 12 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective
                         Amendment No. 28 on Form N-1A filed on or about October 30, 1998).

          (1)  (g)       Amendment No. 13 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective
                         Amendment No. 28 on Form N-1A filed on or about October 30, 1998).

          (1)  (h)       Amendment No. 14 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective
                         Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

          (1)  (i)       Amendment No. 15 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective
                         Amendment No. 31 on Form N-1A filed on or about March 15, 2000).

          (1)  (j)       Amendment No. 16 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective
                         Amendment No. 33 on Form N-1A filed on or about June 14, 2000).

          (2)  (a)       By-Laws of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on
                         Form N-1A filed February 28, 1995).

          (3)            Not Applicable.

          (4)            Form of Plan of Reorganization is filed herewith.

          (5)  (a)       Rights of Shareholders
                         ----------------------

                         The following portions of Registrant's Declaration of Trust and the Bylaws incorporated as Exhibit (a)
                         hereto, define the rights of shareholders:


                                  ARTICLE III
                              BENEFICIAL INTEREST

Section 1. Shares of Beneficial Interest.

        The beneficial interest in the Trust shall at all times be divided into transferable Shares, without par value. Subject to the provisions of
        Section 5 of this Article III, each Share shall have voting rights as provided in Article VIII hereof, and holders of the Shares of any Series shall be entitled to receive dividends, when and as declared with respect thereto in the manner provided in Article X, Section 1 hereof. The Shares of any Series may be issued in two or more Classes, as the Trustees may authorize pursuant to Article XII, Section 8 hereof. Unless the Trustees have authorized the issuance of Shares of a Series in two or more Classes, each Share of a Series shall represent an equal proportionate interest in the assets and liabilities of the Series with each other Share of the same Series, none having priority or preference over another. If the Trustees have authorized the issuance of Shares of a Series in two or more Classes, then the Classes may have such variations as to dividend, redemption, and voting rights, net asset values, expenses borne by the Classes, and other matters as the Trustees have authorized provided that each Share of a Class shall represent an equal proportionate interest in the assets and liabilities of the Class with each other Share of the same Class, none having priority or preference over another. The number of Shares authorized shall be unlimited. The Trustees may from time to time divide or combine the Shares of any Series or Class into a greater or lesser number without thereby changing the proportionate beneficial interests in the Series or Class.

Section 4. No Pre-emptive Rights.

        Shareholders shall have no pre-emptive or other right to subscribe to any additional Shares or other securities issued by the Trust.

        Fifth Third Balanced Fund:
              Investment A Shares;
              Investment B Shares;
              Investment C Shares;
              Institutional Shares;
        Fifth Third Bond Fund for Income;
              Investment A Shares;
              Investment B Shares;
              Investment C Shares;
              Institutional Shares;
        Fifth Third Cardinal Fund;
              Investment A Shares;
              Investment B Shares;
              Investment C Shares;
              Institutional Shares;
        Fifth Third Prime Money Market Fund;
              Investment A Shares;
              Investment B Shares;
              Institutional Shares;
        Fifth Third Equity Income Fund;

              Investment A Shares;
              Investment B Shares;
              Institutional Shares;
        Fifth Third Government Money Market Fund;
              Investment A Shares;
              Institutional Shares;
        Fifth Third International Equity Fund;
              Investment A Shares;
              Investment B Shares;
              Investment C Shares;
              Institutional Shares;
        Fifth Third Mid Cap Fund;
              Investment A Shares;
              Investment B Shares;
              Investment C Shares;
              Institutional Shares;
        Fifth Third Municipal Bond Fund;
              Investment A Shares;
              Investment B Shares;
              Investment C Shares;
              Institutional Shares;
        Fifth Third Ohio Tax Free Bond Fund;
              Investment A Shares;
              Investment B Shares;
              Investment C Shares;
              Institutional Shares;
        Fifth Third Pinnacle Fund
              Investment A Shares;
              Investment B Shares;
              Investment C Shares;
              Institutional Shares;
       Fifth Third Quality Bond Fund;
              Investment A Shares;
              Investment B Shares;
              Investment C Shares;
              Institutional Shares;
        Fifth Third Quality Growth Fund;
              Investment A Shares;
              Investment B Shares;
              Investment C Shares;
              Institutional Shares;
        Fifth Third Tax Exempt Money Market Fund;
              Investment A Shares;
              Institutional Shares;
        Fifth Third U.S. Government Securities Fund;
              Investment A Shares;
              Investment B Shares;
              Investment C Shares;
              Institutional Shares; and
        Fifth Third U.S. Treasury Money Market Fund;
              Institutional Shares;
        Fifth Third Technology Fund;
              Investment A Shares;
              Investment B Shares;
              Investment C Shares;
              Institutional Shares;

        Fifth Third Ohio Tax Exempt Money Market Fund;
              Investment A Shares;
              Institutional Shares;

Shares of any Series or Class established in this Section 5 shall have the following relative rights and preferences:

(a) Assets belonging to Series or Class. All consideration received by the Trust for the issue or sale of Shares of a particular Series or Class, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits, and proceeds thereof from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall irrevocably belong to that Series or Class for all purposes, subject only to the rights of creditors, and shall be so recorded upon the books of account of the Trust. Such consideration, assets, income, earnings, profits and proceeds thereof, from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds, in whatever form the same may be, are herein referred to as "assets belonging to" that Series or Class. In the event that there are any assets, income, earnings, profits and proceeds thereof, funds or payments which are not readily identifiable as belonging to any particular Series or Class (collectively "General Assets"), the Trustees shall allocate such General Assets to, between or among any one or more of the Series or Classes established and designated from time to time in such manner and on such basis as they, in their sole discretion, deem fair and equitable, and any General Assets so allocated to a particular Series or Class shall belong to that Series or Class. Each such allocation by the Trustees shall be conclusive and binding upon the Shareholders of all Series or Classes for all purposes.

(b) Liabilities Belonging to Series or Class. The assets belonging to each particular Series or Class shall be charged with the liabilities of the Trust in respect to that Series or Class and all expenses, costs, charges and reserves attributable to that Series or Class, and any general liabilities of the Trust which are not readily identifiable as belonging to any particular Series or Class shall be allocated and charged by the Trustees to and among any one or more of the Series or Classes established and designated from time to time in such manner and on such basis as the Trustees in their sole discretion deem fair and equitable. The liabilities, expenses, costs, charges and reserves so charged to a Series or Class are herein referred to as "liabilities belonging to" that Series or Class. Each allocation of liabilities belonging to a Series or class by the Trustees shall be conclusive and binding upon the Shareholders of all Series or Classes for all purposes.

(c) Dividends, Distributions, Redemptions, Repurchases and Indemnification. Notwithstanding any other provisions of this Declaration, including, without limitation, Article X, no dividend or distribution (including, without limitation, any distribution paid upon termination of the Trust or of any Series or Class) with respect to, nor any redemption or repurchase of the Shares of any Series or Class shall be effected by the Trust other than from the assets belonging to such Series or Class, nor except as specifically provided in Section 1 of Article XI hereof, shall any Shareholder of any particular Series or Class otherwise have any right or claim against the assets belonging to any other Series or Class except to the extent that such Shareholder has such a right or claim hereunder as a Shareholder of such other Series or Class.

(d) Voting. Notwithstanding any of the other provisions of this Declaration, including, without limitation, Section 1 of Article VIII, only Shareholders of a particular Series or Class shall be entitled to vote on any matters affecting such Series or Class. Except with respect to matters as to which any particular Series or Class is affected, all of the Shares of each Series or Class shall, on matters as to which such Series or Class is entitled to vote, vote with other Series or Classes so entitled as a single class. Notwithstanding the foregoing, with respect to matters which would otherwise be voted on by two or more Series or Classes as a single class, the Trustees may, in their sole discretion, submit such matters to the Shareholders of any or all such Series or Classes, separately.

(e) Fraction. Any fractional Share of a Series or Class shall carry proportionately all the rights and obligations of a whole Share of that Series or Class, including rights with respect to voting, receipt of dividends and distributions, redemption of Shares and termination of the Trust or of any Series or Class.

(f) Exchange Privilege. The Trustees shall have the authority to provide that the holders of Shares of any Series or Class shall have the right to exchange said Shares for Shares of one or more other Series or Classes in accordance with such requirements and procedures as may be established by the Trustees.

(g) Combination of Series or Classes. The Trustees shall have the authority, without the approval of the Shareholders of any Series or Class, unless otherwise required by applicable law, to combine the assets and liabilities belonging to a single Series or Class with the assets and liabilities of one or more other Series or Classes.

(h) Elimination of Series or Classes. At any time that there are no Shares outstanding of any particular Series or Class previously established and designated, the Trustees may amend this Declaration of Trust to abolish that Series or Class and to rescind the establishment and designation thereof.

                                  ARTICLE IV
                                 THE TRUSTEES

Section 2.  Election of Trustees at Meeting of Shareholders.

     On a date fixed by the Trustees, which shall be subsequent to the initial public offering of Shares, the Shareholders shall elect Trustees. The number of Trustees shall be determined by the Trustees pursuant to Article IV, Section 5.

Section 3.  Term of Office of Trustees.

     The Trustees shall hold office during the lifetime of this Trust, and until its termination as hereinafter provided; except (a) that any Trustee may resign his office at any time by written instrument signed by him and delivered to the other Trustees, which shall take effect upon such delivery or upon such later date as is specified therein; (b) that any Trustee may be removed at any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal, specifying the date when such removal shall become effective; (c) that any Trustee who requests in writing to be retired or who has become mentally or physically incapacitated may be retired by written instrument signed by a majority of the other Trustees, specifying the date of his retirement; and (d) a Trustee may be removed at any special meeting of Shareholders of the Trust by a vote of two-thirds of the outstanding Shares.

Section 7.  Ownership of Assets.

     The assets belonging to each Series or Class shall be held separate and apart from any assets now or hereafter held in any capacity other than as Trustee hereunder by the Trustees or any successor Trustee. All of the assets belonging to each Series or Class or owned by the Trust shall at all times be considered as vested in the Trustees. No Shareholder shall be deemed to have a severable ownership interest in any individual asset belonging to any Series or Class or owned by the Trust or any right of partition or possession thereof, but each Shareholder shall have a proportionate undivided beneficial interest in a Series or Class.


                                 ARTICLE VIII
                   SHAREHOLDERS' VOTING POWERS AND MEETINGS

Section 1.  Voting Powers.

     Subject to the provisions set forth in Article III, Section 5(d), the shareholders shall have power to vote, (i) for the election of Trustees as provided in Article IV, Section 2; (ii) for the removal of Trustees as provided in Article IV, Section 3(d); (iii) with respect to any investment adviser or sub-investment adviser as provided in Article VII, Section 1; (iv) with respect to the amendment of this Declaration of Trust as provided in
     Article XII, Section 7; (v) to the same extent as the shareholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders; and (vi) with respect to such additional matters relating to the Trust as may be required by law, by this Declaration of Trust, or the By-Laws of the Trust or any regulation of the Trust or the Commission or any State, or as the Trustees may consider desirable. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote, and each fractional Share shall be entitled to a proportionate fractional vote. There shall be no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy. Until Shares of a Series or Class are issued, the Trustees may exercise all rights of Shareholders of such Series or Class with respect to matters affecting such Series or Class, and may take any action with respect to the Trust or such Series or Class required or permitted by law, this Declaration of Trust or any By-Laws of the Trust to be taken by Shareholders.

Section 2.  Meetings.

     A Shareholders meeting shall be held as specified in Section 2 of Article IV at the principal office of the Trust or such other place as the Trustees may designate. Special meetings of the Shareholders may be called by the Trustees or the Chief Executive Officer of the Trust and shall be called by the Trustees upon the written request of Shareholders owning at least one-tenth of the outstanding Shares of all Series and Classes entitled to vote. Shareholders shall be entitled to at least fifteen days' notice of any meeting.

Section 3.  Quorum and Required Vote.

     Except as otherwise provided by law, to constitute a quorum for the transaction of any business at any meeting of Shareholders there must be present, in person or by proxy, holders of more than fifty percent of the total number of outstanding Shares of all Series and Classes entitled to vote at such meeting. When any one or more Series or Classes is entitled to vote as a single Series or Class, more than fifty percent of the shares of each such Series or Class entitled to vote shall constitute a quorum at a Shareholder's meeting of that Series or Class. If a quorum shall not be present for the purpose of any vote that may properly come before the meeting, the Shares present in person or by proxy and entitled to vote at such meeting on such matter may, by plurality vote, adjourn the meeting from time to time to such place and time without further notice than by announcement to be given at the meeting until a quorum entitled to vote on such matter shall be present, whereupon any such matter may be voted upon at the meeting as though held when originally convened. Subject to any applicable requirement of law or of this Declaration of Trust or the By-Laws, a plurality of the votes cast shall elect a Trustee, and all other matters shall be decided by a majority of the votes cast and entitled to vote thereon.

                                   ARTICLE X
                         DISTRIBUTIONS AND REDEMPTIONS

Section 1.  Distributions.

     (a) The Trustees may from time to time declare and pay dividends to the Shareholders of any Series or Class, and the amount of such dividends and the payment of them shall be wholly in the discretion of the Trustees. Such dividends may be accrued and automatically reinvested in additional Shares (or fractions thereof) of the relevant Series or Class or paid in cash or additional Shares of such Series or Class, all upon such terms and conditions as the Trustees may prescribe.

     (d) All dividends and distributions on Shares of a particular Series or Class shall be distributed pro rata to the holders of that Series or Class in proportion to the number of Shares of that Series or Class held by such holders and recorded on the books of the Trust or its transfer agent at the date and time of record established for that payment.

Section 2.  Redemptions and Repurchases.

     (a) In case any Shareholder of record of any Series or Class at any time desires to dispose of Shares of such Series or Class recorded in his name, he may deposit a written request (or such other form of request as the Trustees may from time to time authorize) requesting that the Trust purchase his Shares, together with such other instruments or authorizations to effect the transfer as the Trustees may from time to time require, at the office of the Transfer Agent, and the Trust shall purchase his Shares out of assets belonging to such Series or Class. The purchase price shall be the net asset value of his shares reduced by any redemption charge as the Trustees from time to time may determine.

     Payment for such Shares shall be made by the Trust to the Shareholder of record within that time period required under the 1940 Act after the request (and, if required, such other instruments or authorizations of transfer) is deposited, subject to the right of the Trustees to postpone the date of payment pursuant to Section 4 of this Article X. If the redemption is postponed beyond the date on which it would normally occur by reason of a declaration by the Trustees suspending the right of redemption pursuant to Section 4 of this Article X, the right of the Shareholder to have his Shares purchased by the Trust shall be similarly suspended, and he may withdraw his request (or such other instruments or authorizations of transfer) from deposit if he so elects; or, if he does not so elect, the purchase price shall be the net asset value of his Shares determined next after termination of such suspension (reduced by any redemption charge), and payment therefor shall be made within the time period required under the 1940 Act.

Section 5.  Trust's Right to Redeem Shares.

     The Trust shall have the right to cause the redemption of Shares of any Series or Class in any Shareholder's account for their then current net asset value and promptly make payment to the shareholder (which payment may be reduced by any applicable redemption charge), if at any time the total investment in the account does not have a minimum dollar value determined from time to time by the Trustees in their sole discretion.

                                  ARTICLE XI
                  LIMITATION OF LIABILITY AND INDEMNIFICATION

Section 1.  Limitation of Personal Liability and Indemnification of Shareholders

     The Trustees, officers, employees or agents of the Trust shall have no power to bind any Shareholder of any Series or Class personally or to call upon such Shareholder for the payment of any sum of money or assessment whatsoever, other than such as the Shareholder may at any time agree to pay by way of subscription to any Shares or otherwise.

     No Shareholder or former Shareholder of any Series or Class shall be liable solely by reason of his being or having been a Shareholder for any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind, against, or with respect to the Trust or any Series or Class arising out of any action taken or omitted for or on behalf of the Trust or such Series or Class, and the Trust or such Series or Class shall be solely liable therefor and resort shall be had solely to the property of the relevant Series or Class of the Trust for the payment or performance thereof.

     Each Shareholder or former Shareholder of any Series or Class (or their heirs, executors, administrators or other legal representatives or, in case of a corporate entity, its corporate or general successor) shall be entitled to be indemnified and reimbursed by the Trust to the full extent of such liability and the costs of any litigation or other proceedings in which such liability shall have been determined, including, without limitation, the fees and disbursements of counsel if, contrary to the provisions hereof, such Shareholder or former Shareholder of such Series or Class shall be held to be personally liable. Such indemnification and reimbursement shall come exclusively from the assets of the relevant Series or Class.

     The Trust shall, upon request by a Shareholder or former Shareholder, assume the defense of any claim made against any Shareholder for any act or obligation of the Trust or any Series or Class and satisfy any judgment thereon.

Section 3. Express Exculpatory Clauses and Instruments.

     The Trustees shall use every reasonable means to assure that all persons having dealings with the Trust or any Series or Class shall be informed that the property of the Shareholders and the Trustees, officers, employees and agents of the Trust or any Series or Class shall not be subject to claims against or obligations of the Trust or any other Series or Class to any extent whatsoever. The Trustees shall cause to be inserted in any written agreement, undertaking or obligation made or issued on behalf of the Trust or any Series or Class (including certificates for Shares of any Series or Class) an appropriate reference to the provisions of this Declaration, providing that neither the Shareholders, the Trustees, the officers, the employees nor any agent of the Trust or any Series or Class shall be liable thereunder, and that the other parties to such instrument shall look solely to the assets belonging to the relevant Series or Class for the payment of any claim thereunder or for the performance thereof; but the omission of such provisions from any such instrument shall not render any Shareholder, Trustee, officer, employee or agent liable, nor shall the Trustee, or any officer, agent or employee of the Trust or any Series or Class be liable to anyone for such omission. If, notwithstanding this provision, any Shareholder, Trustee, officer, employee or agent shall be held liable to any other person by reason of the omission of such provision from any such agreement, undertaking or obligation, the Shareholder, Trustee, officer, employee or agent shall be indemnified and reimbursed by the Trust.


                                  ARTICLE XII
                                 MISCELLANEOUS

Section 3. Establishment of Record Dates.

     The Trustees may close the Share transfer books of the Trust maintained with respect to any Series or Class for a period not exceeding sixty (60) days preceding the date of any meeting of Shareholders of the Trust or any Series or Class, or the date for the payment of any dividend or the making of any distribution to Shareholders, or the date for the allotment of rights, or the date when any change or conversion or exchange of Shares of any Series or Class shall go into effect; or in lieu of closing the Share transfer books as aforesaid, the Trustees may fix in advance a date, not exceeding sixty (60) days preceding the date of any meeting of Shareholders of the Trust or any Series or Class, or the date for the payment of any dividend or the making of any distribution to Shareholders of any Series or Class, or the date for the allotment of rights, or the date when any change or conversion or exchange of Shares of any Series or Class shall go into effect, or the last day on which the consent or dissent of Shareholders of any Series or Class may be effectively expressed for any purpose, as a record date for the determination of the Shareholders entitled to notice of, and, to vote at, any such meeting and any adjournment thereof, or entitled to receive payment of any such dividend or distribution, or to any such allotment of rights, or to exercise the rights in respect of any such change, conversion or exchange of shares, or to exercise the right to give such consent or dissent, and in such case such Shareholders and only such Shareholders as shall be Shareholders of record on the date so fixed shall be entitled to such notice of, and to vote at, such meeting, or to receive payment of such dividend or distribution, or to receive such allotment or rights, or to exercise such rights, as the case may be, notwithstanding, after such date fixed aforesaid, any transfer of any Shares on the books of the Trust maintained with respect to any Series or Class. Nothing in the foregoing sentence shall be construed as precluding the Trustees from setting different record dates for different Series or Classes.

Section 4. Termination of Trust

       (c) Subject to a Majority Shareholder Vote by such Series or Class, the Trustees may at any time sell and convert into money all the assets of the Trust or any Series or Class. Upon making provision for the payment of all outstanding obligations, taxes and other liabilities, accrued or contingent, belonging to each Series or Class, the Trustees shall distribute the remaining assets belonging to each Series or Class ratably among the holders of the outstanding Shares of that Series or Class.

Section 5. Offices of the Trust, Filing of Copies, Headings, Counterparts.

     The Trust shall maintain a usual place of business in Massachusetts, which, initially, shall be 2 Oliver Street, c/o CT Corporate Systems, Boston, Massachusetts, and shall continue to maintain an office at such address unless changed by the Trustees to another location in Massachusetts. The Trust may maintain other offices as the Trustees may from time to time determine. The original or a copy of this instrument and of each declaration of trust supplemental hereto shall be kept at the office of the Trust where it may be inspected by any Shareholder. A copy of this instrument and of each supplemental declaration of trust shall be filed by the Trustees with the Massachusetts Secretary of State and the Boston City Clerk, as well as any other governmental office where such filing may from time to time be required. Headings are placed herein for convenience of reference only and in case of any conflict, the text of this instrument, rather than the headings shall control. This instrument may be executed in any number of counterparts each of which shall be deemed an original.

                                    BYLAWS
                                  ARTICLE IV
                            SHAREHOLDERS' MEETINGS

Section 1. Special Meetings.

     A special meeting of the shareholders of the Trust or of a particular Series or Class shall be called by the Secretary whenever ordered by the Trustees, the Chairman or requested in writing by the holder or holders of at least one-tenth of the outstanding shares of the Trust or of the relevant Series or Class, entitled to vote. If the Secretary, when so ordered or requested, refuses or neglects for more than two days to call such special meeting, the Trustees, Chairman or the shareholders so requesting may, in the name of the Secretary, call the meeting by giving notice thereof in the manner required when notice is given by the Secretary.


                                  ARTICLE IX
                   INDEMNIFICATION OF TRUSTEES AND OFFICERS

Section 2. No Indemnification.

     No indemnification shall be provided hereunder to a Trustee or officer against any liability to the Trust or any Series or Class or the Shareholders of any Series or Class by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

                                  ARTICLE XIV
                            REPORT TO SHAREHOLDERS

The Trustees shall at least semi-annually submit to the shareholders of each Series or Class a written financial report of the transactions of that Series or Class including financial statements which shall at least annually be certified by independent public accountants.


     (6)   (a)         Investment Advisory Contract of the Registrant through
                       and including Exhibit J (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995).

     (6)   (b)         Exhibits K-M to Investment Advisory Contract of
                       Registrant (incorporated by reference to Registrant's
                       Post-Effective Amendment No. 22 on Form N-1A filed on or about September

                    30, 1997).

     (6)   (c)      Exhibits N-O to Investment Advisory Contract (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).

     (6)   (d)      Sub-Advisory Agreement (incorporated by reference to
                    Registrant's Post-Effective Amendment No. 13 on Form N-1A filed June 1, 1994).

     (6)   (e)      Investment Advisory Contract of the Fifth Third Pinnacle
                    Fund (incorporated by reference to Registrant's Post-
                    Effective Amendment No. 28 on Form N-1A filed on or about
                    October 30, 1998).

     (6)   (f)      Form of Sub-Advisory Agreement through and including Exhibit
                    A for the Fifth Third Ohio Tax Exempt Money Market Fund between Fifth Third Bank and Fort Washington Investment
                    Advisors, Inc. (incorporated by Reference to Registrant's
                    Post-Effective Amendment No. 33 on Form N-1A filed on June
                    14, 2000.

     (7)   (a)      Distribution Agreement of the Registrant (incorporated by
                    reference to Registrant's Post-Effective Amendment No. 17 on
                    Form N-1A filed on or about January 18, 1996).

     (7)   (b)      Amended Schedules A-C to Distribution Agreement Amendment
                    No. 28 on (incorporated by reference to Registrant's Post-
                    Effective Form N-1A filed on or about October 30, 1998).

     (8)            Not Applicable.

     (9)   (a)      Custody Agreement of the Registrant (incorporated by
                    reference to Registrant's Post-Effective Amendment No.25 on
                    Form N-lA filed on or about November 28, 1997).

     (9)   (b)      Amended Exhibit B to Custody Agreement (incorporated by
                    reference to Registrant's Post-Effective Amendment No. 22 on
                    Form N-1A filed on or about September 30, 1997).

     (9)   (c)      Amendment dated May 18, 1999 to the Custody Agreement
                    (incorporated by reference to Registrant's Post-Effective
                    Amendment No. 29 on Form N-1A filed on or about October 1,
                    1999).

     (9)   (d)      [Foreign] Custody Agreement dated May 25, 1999 between Fifth
                    Third Bank and The Bank of New York (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on
                    Form N-1A filed on or about October 1, 1999).

     (9)   (e)      Foreign Custody Manager Agreement dated May 25, 1999 between the Registrant and The Bank of New York (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on
                    Form N-1A filed on or about October 1, 1999).

     (9)   (f)      [Foreign Custody Manager] Letter Agreement dated May 25,
                    1999 between the Registrant and Fifth Third Bank
                    (incorporated by reference to Registrant's Post-Effective
                    Amendment No. 29 on Form N-1A filed on or about October 1,
                    1999).

     (10)  (a)      Administrative Service Agreement of the Registrant
                    (incorporated by reference to Registrant's Post-Effective
                    Amendment No. 19 on Form N-1A filed on or about October 28,
                    1996).

     (10)  (b)      Form of Amended Exhibit A to Administrative Service
                    Agreement (incorporated by reference to Registrant's Post-
                    Effective Amendment No. 33 on Form N-1A filed on June 14,
                    2000.)

     (10)  (c)      Transfer Agency and Accounting Services Agreement of the
                    Registrant (incorporated by reference to Registrant's Post-
                    Effective Amendment No. 15 on Form N-1A filed February 28,
                    1995).

     (10)  (d)      Form of Amended Schedule A to Transfer Agency and Accounting
                    Services Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed on June 14, 2000).

     (10)  (e)      Management and Administration Agreement of the Registrant
                    (incorporated by reference to Registrant's Post-Effective
                    Amendment No. 22 on Form N-1A filed on or about September
                    30, 1997).

     (10)  (f)      Form of Amendment to Management and Administration Agreement
                    (incorporated by reference to Registrant's Post-Effective
                    Amendment No. 33 on Form N-1A filed on June 14, 2000.)

     (10)  (g)      Form of Amended Schedule A to Management and Administration
                    Agreement (incorporated by reference to Registrant's Post-
                    Effective Amendment No. 33 on Form N-1A filed on June 14,
                    2000.)

     (10)  (h)      Sub-Administration Agreement (incorporated by reference to
                    Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997).

     (10)  (i)      Form of Amendment to Sub-Administration Agreement
                    (incorporated by reference to Registrant's Post-Effective
                    Amendment No. 33 on Form N-1A filed on June 14, 2000).

     (10)  (j)      Form of Amended Schedule A to Sub-Administration Agreement
                    (incorporated by reference to Registrant's Post-Effective
                    Amendment No. 33 on Form N-1A filed on June 14, 2000).

     (10)  (k)      Form of Sub-Transfer Agency Agreement through and including
                    Exhibits A, B, and C (incorporated by reference to
                    Registrant's Post-Effective Amendment No. 33 on Form N-1A filed on June 14, 2000).

     (10)  (l)      Initial Capital Understanding (incorporated by reference to
                    Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995).

     (10)  (m)      Amended Rule l2b-1 Plan through and including Exhibits A and
                    B (incorporated by reference to Registrant's Post-Effective
                    Amendment No. 28 on Form N-1A filed on or about October 30,
                    1998).

     (10)  (n)      Form of Rule 12b-1 Agreement (incorporated by reference to
                    Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).

     (10)  (o)      Form of Investment B Rule 12b-1 Plan through and including
                    Exhibits A and B (incorporated by reference to Registrant's
                    Post-Effective Amendment No. 33 on Form N-1A filed on June
                    14, 2000).

     (10)  (p)      Form of Investment B Rule 12b-1 Agreement through and
                    including Exhibits A and B (incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed on June 14, 2000).

     (10)  (q)      Financial Data Schedules (incorporated by reference to
                    Registrant's Form N-SAR filed on or about September 29,
                    1999).

     (10)  (r)      Amended and Restated Multiple Class Plan through and
                    including Exhibit A, as last amended March 15, 2000
                    (incorporated by reference Registrant's Post-Effective
                    Amendment No. 33 on Form N-1A files on June 14, 2000).

     (11)           Opinion and Consent of Ropes & Gray is filed herewith.

     (12) Form of Opinion of Ropes & Gray as to Tax Matters is filed herewith.

     (13)           Not Applicable
                    ---------------------------------

     (14)  (a)      Consent of Ernst & Young LLP is filed herewith.

     (14)  (b)      Consent of Ropes & Gray is filed herewith.

     (15)           Not Applicable.

     (16)           Executed Powers of Attorney are filed herewith.

     (17)  (a)      Statement of Additional Information dated November 30, 1999, as revised February 1, 2000 and June 1, 2000 is filed herewith.

     (17)  (b)      Codes of Ethics (incorporated by reference to Registrant's
                    Post-Effective Amendment No. 31 on Form N-1A filed on or about March 15, 2000).

     Item 17. Undertakings
              ------------

     (1) The registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                  SIGNATURES
                                  ----------

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of Washington, District of Columbia, on the 25th day of July, 2000.

                                Fifth Third Funds
                                Registrant

                                /s/ Stephen G. Mintos
                                -----------------------------------
                                * Stephen G. Mintos, President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                   Title                              Date
---------                   -----                              ----

* /s/ Stephen G. Mintos     President                          July 25, 2000
-----------------------
Stephen G. Mintos           (Principal Executive Officer)

* /s/ Gary R. Tenkman       Treasurer                          July 25, 2000
----------------------
Gary R. Tenkman             (Principal Financial and
                            Accounting Officer)

* /s/ Edward Burke Carey    Trustee                            July 25, 2000
------------------------
Edward Burke Carey

* /s/ Lee A. Carter         Trustee                            July 25, 2000
----------------------
Lee A. Carter

* /s/ Albert E. Harris      Chairman and Trustee               July 25, 2000
----------------------
Albert E. Harris

    /s/ Alan G. Priest
* By------------------                                         July 25, 2000
    Alan G. Priest,
    Attorney-in-fact, pursuant to Powers of Attorney filed herewith

                                 EXHIBIT INDEX
                                 -------------

Exhibit No.         Description
-----------         -----------

(4)                 Form of Plan of Reorganization

(11)                Opinion and Consent of Ropes & Gray

(12)                Form of Opinion of Ropes & Gray as to Tax Matters

(14) (a)            Consent of Ernst & Young, LLP

(14) (b)            Consent of Ropes & Gray

(16)                Powers of Attorney

(17)(a)             Statement of Additional Information of Fifth Third